As filed with the Securities and Exchange Commission on April 27, 1998

                                            Registration No. 333-425
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                            -----------------------

                                    FORM S-6
                       Post-Effective Amendment No. 3 to
                          Registration Statement Under
                           THE SECURITIES ACT OF 1933

                             ----------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                             (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                               JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                              --------------------

                             SANDRA M. DADALT, ESQ.
                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)

                              --------------------

                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036

                              --------------------

It is proposed that this filing become effective(check appropriate box)

 / / immediately upon filing pursuant to paragraph (b) of Rule 485
 --

 /X/ on May 1, 1998 pursuant to paragraph (b) of Rule 485
 --
 / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 --
 / / on (date) pursuant to paragraph (a)(1) of Rule 485
 --

If appropriate check the following box

 / / this post-effective amendment designates a new effective date for a
 --
previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 1997 pursuant to Rule 24f-2 on February 26, 1998.

FCC0008)

                     CROSS-REFERENCE TABLE

Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------

1, 2                             Cover, The Account and The Series
                                 Fund, JHVLICO and John Hancock

3                                Inapplicable

4                                Cover, Distribution of Policies

5, 6                             The Account and The Series Fund

7, 8, 9                          Inapplicable

10(a),(b),(c),(d),(e)            Policy Provisions and Benefits

10(f)                            Voting Privileges

10(g),(h)                        Changes that JHVLICO
                                 Can Make

10(i)                            Appendix--Other Policy
                                 Provisions, The Account and
                                 The Series Fund

11, 12                           Summary, The Account and The Series
                                 Fund, Distribution of Policies

13                               Summary, Charges and Expenses,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

14, 15                           Summary, Distribution of
                                 Policies, Premiums

16                               The Account and The Series Fund

17                               Summary, Policy
                                 Provisions and Benefits

18                               The Account and The Series Fund,
                                 Tax Considerations

19                               Reports

20                               Changes that JHVLICO Can Make

21                               Policy Provisions and Benefits

22                               Policy Provisions and Benefits

23                               Distribution of Policies

24                               Not Applicable

25                               JHVLICO and John Hancock

26                               Not Applicable

27,28,29,30                      JHVLICO and John Hancock, Board
                                 of Directors and Executive
                                 Officers of JHVLICO

31,32,33,34                      Not Applicable

35                               JHVLICO and John Hancock

37                               Not Applicable

38,39,40,41(a)                   Distribution of Policies,
                                 JHVLICO and John Hancock,
                                 Charges and Expenses

42, 43                           Not Applicable

44                               The Account and The Series Fund,
                                 Policy Provisionsand Benefits
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

45                               Not Applicable

46 The Account and The Series Fund, Policy Provisions and Benefits, Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Values

47, 48, 49, 50                   Not Applicable

51                               Policy Provisions and Benefits,
                                 Appendix--Other Policy Provisions

52                               The Account and The Series Fund,
                                 Changes that JHVLICO
                                 Can Make

53,54,55                         Not Applicable

56,57,58                         Not Applicable

59                               Financial Statements

[LOGO OF JOHN HANCOCK APPEARS HERE]


                               John Hancock Variable Life Insurance Company
                                                                 (JHVLICO)

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               John Hancock Place
                           Boston, Massachusetts 02117

                         JOHN HANCOCK SERVICING OFFICE:
                                  P.O. Box 111
                           Boston, Massachusetts 02117

                   TELEPHONE 1-800-REAL LIFE (1-800-732-5543)
                                FAX 617-572-5410


                           PROSPECTUS MAY 1, 1998

  This Prospectus describes a flexible premium variable life policy ("Policy") which can be funded, at the discretion of the Owner, by any of the variable subaccounts of John Hancock Variable Life Account S (the "Account"), by a fixed subaccount (the "Fixed Account"), or by any combination of the Fixed Account and the variable subaccounts (collectively, the "Subaccounts"). The assets of each variable Subaccount will be invested in a corresponding investment portfolio ("Portfolio") of John Hancock Variable Series Trust I (the "Fund"), a "series" type mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock"). The assets of the Fixed Account will be invested in the general account of John Hancock Variable Life Insurance Company ("JHVLICO").

  The Prospectus for the Fund, which is attached to this Prospectus, describes the investment objectives, policies and risks of investing in the Portfolios of the Fund: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth (formerly, Special Opportunities), Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index (formerly, International Equities), International Opportunities, Emerging Markets Equity, Short-Term Bond (formerly, Short-Term U.S. Government), Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, and Money Market. Other variable Subaccounts and Portfolios may be added in the future.

  Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS FOR THE FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                          Page
SUMMARY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
JHVLICO and JOHN HANCOCK . . . . . . . . . . . . . . . . . . . . . . .      6
THE ACCOUNT AND SERIES FUND  . . . . . . . . . . . . . . . . . . . . .      7
  The Account  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7
  Series Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7
THE FIXED ACCOUNT  . . . . . . . . . . . . . . . . . . . . . . . . . .     11
POLICY PROVISIONS AND BENEFITS . . . . . . . . . . . . . . . . . . . .     12
  Requirements for Issuance of Policy  . . . . . . . . . . . . . . . .     12
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     12
  Account Value and Surrender Value  . . . . . . . . . . . . . . . . .     14
  Death Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . .     15
  Transfers Among Subaccounts  . . . . . . . . . . . . . . . . . . . .     17
  Loan Provisions and Indebtedness . . . . . . . . . . . . . . . . . .     18
  Default  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     19
  Exchange Privilege . . . . . . . . . . . . . . . . . . . . . . . . .     20
CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . .     20
  Charges Deducted from Premiums . . . . . . . . . . . . . . . . . . .     20
  Sales Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . .     21
  Reduced Charges for Eligible Groups  . . . . . . . . . . . . . . . .     21
  Charges Deducted from Account Value or Assets  . . . . . . . . . . .     22
  Guarantee of Certain Charges . . . . . . . . . . . . . . . . . . . .     24
DISTRIBUTION OF POLICIES . . . . . . . . . . . . . . . . . . . . . . .     24
TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .     25
  Policy Proceeds  . . . . . . . . . . . . . . . . . . . . . . . . . .     25
  Charge for JHVLICO's Taxes . . . . . . . . . . . . . . . . . . . . .     26
  Corporate and H.R. 10 Plans  . . . . . . . . . . . . . . . . . . . .     26
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO . . . . . . . . .     27
REPORTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     27
VOTING PRIVILEGES  . . . . . . . . . . . . . . . . . . . . . . . . . .     28
CHANGES THAT JHVLICO CAN MAKE  . . . . . . . . . . . . . . . . . . . .     28
LEGAL MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     29
REGISTRATION STATEMENT . . . . . . . . . . . . . . . . . . . . . . . .     29
EXPERTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     29
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .     29
APPENDIX--OTHER POLICY PROVISIONS  . . . . . . . . . . . . . . . . . .     63
APPENDIX--IMPACT OF YEAR 2000  . . . . . . . . . . . . . . . . . . . .     65
APPENDIX--ILLUSTRATION OF DEATH BENEFITS, SURRENDER VALUES AND
 ACCUMULATED PREMIUMS  . . . . . . . . . . . . . . . . . . . . . . . .     66

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                       INDEX OF DEFINED WORDS AND PHRASES

  Below are listed certain words and phrases used in this Prospectus, together with identification of the page on which each is defined or explained:


                                                                        Page
Account  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7
Account Value  . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
Additional Sum Insured . . . . . . . . . . . . . . . . . . . . . . .     16
Age  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     64
Basic Sum Insured  . . . . . . . . . . . . . . . . . . . . . . . . .      1
DAC Tax  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20
Death Benefit  . . . . . . . . . . . . . . . . . . . . . . . . . . .     15
Fixed Account  . . . . . . . . . . . . . . . . . . . . . . . . . . .     11
Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Front Cover
Grace Period . . . . . . . . . . . . . . . . . . . . . . . . . . . .     19
Guaranteed Death Benefit . . . . . . . . . . . . . . . . . . . . . .     16
Guaranteed Death Benefit Premium . . . . . . . . . . . . . . . . . .     13
Indebtedness . . . . . . . . . . . . . . . . . . . . . . . . . . . .     18
Investment Rule  . . . . . . . . . . . . . . . . . . . . . . . . . .     13
Loan Account . . . . . . . . . . . . . . . . . . . . . . . . . . . .     19
Minimum First Premium  . . . . . . . . . . . . . . . . . . . . . . .     12
Modal Processing Date  . . . . . . . . . . . . . . . . . . . . . . .     10
Planned Premium  . . . . . . . . . . . . . . . . . . . . . . . . . .     12
Policy Anniversary . . . . . . . . . . . . . . . . . . . . . . . . .     64
Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Front Cover
Servicing Office . . . . . . . . . . . . . . . . . . . . . . . . . .      6
Subaccount   . . . . . . . . . . . . . . . . . . . . . . . . . . . . Front Cover
Surrender Value  . . . . . . . . . . . . . . . . . . . . . . . . . .     14
Target Premium . . . . . . . . . . . . . . . . . . . . . . . . . . .     21
Total Sum Insured  . . . . . . . . . . . . . . . . . . . . . . . . .     15
Valuation Date . . . . . . . . . . . . . . . . . . . . . . . . . . .     11
Valuation Period . . . . . . . . . . . . . . . . . . . . . . . . . .     11
Variable Subaccounts . . . . . . . . . . . . . . . . . . . . . . . . Front Cover
7-Pay Limit  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     14

                                    SUMMARY

WHAT IS THE VARIABLE LIFE POLICY BEING OFFERED?

  JHVLICO issues variable life insurance policies. The Policies described in this Prospectus provide life insurance coverage when the insured dies. The Policies also provide for premium flexibility. JHVLICO issues other variable life insurance policies. These other policies are offered by means of other Prospectuses.

  As explained below, the death benefit and Surrender Value under the Policy may increase or decrease daily. The Policies differ from ordinary fixed-benefit life insurance in the way they work. However, the Policies are like fixed-benefit life insurance in providing lifetime protection against economic loss resulting from the death of the insured. The Policies are primarily insurance and not investments.

  The Policies work generally as follows. A premium payment is periodically made to JHVLICO. JHVLICO takes from each premium an amount for taxes and sales expenses. JHVLICO then places the rest of the premium into as many Subaccounts as directed by the owner of the Policy (the "Owner"). The assets allocated to each variable Subaccount are invested in shares of the corresponding Portfolio of the Fund. The currently available Portfolios are identified on the cover of this Prospectus. The assets allocated to the Fixed Account are invested in the general account of JHVLICO. During the year, JHVLICO takes charges from each Subaccount and credits or charges each Subaccount with its respective investment performance. The insurance charge, which is deducted from the invested assets attributable to each Policy ("Account Value"), varies monthly with the then attained age of the insured and with the amount of insurance provided at the start of each month.

  The Policy provides for payment of death benefit proceeds when the insured dies. The death benefit proceeds will equal the death benefit, plus any additional benefit included by rider and then due, minus any Indebtedness. The death benefit under Option A equals the Total Sum Insured less any withdrawals that the Owner has made. The death benefit under Option B equals the Total Sum Insured plus the Policy Account Value on the date of death of the insured. The Policy also increases the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax laws.

  Within limits prescribed by JHVLICO, the Owner may also elect whether to purchase the coverage as part of the "Basic Sum Insured" or as an "Additional Sum Insured". The Basic Sum Insured will not lapse during the first five Policy years, so long as the Guaranteed Death Benefit Premiums specified in the Policy have been paid. The Additional Sum Insured is subject to lapse, but has certain cost and other advantages.

  The initial Account Value is the amount of the premium that JHVLICO credits to the Policy, after deduction of the initial charges. The Account Value increases or decreases daily depending on the investment experience of the Subaccounts to which the amounts are allocated at the direction of the Owner. JHVLICO does not guarantee a minimum amount of Account Value. The Owner bears the investment risk for that portion of the Account Value allocated to the variable Subaccounts. The Owner may surrender a Policy at any time while the insured is living. The Surrender Value is the Account Value less any Indebtedness plus, in the first two Policy years, any Sales Charge Refund. The Owner may also make partial withdrawals from a Policy, subject to certain restrictions and an administrative charge. If the Owner surrenders in the early Policy years, the amount of Surrender Value would be low (as compared with other investments without sales charges) and, consequently, the insurance protection provided prior to surrender would be costly.

  The minimum Total Sum Insured that may be bought at issue is $100,000. All persons insured must meet specified age limits and certain health and other criteria called "underwriting standards." The smoking status of the insured is generally reflected in the insurance charges made. Policies issued under certain circumstances will not directly reflect the sex of the insured in either the premium rates or the charges and values under the Policy.

WHAT IS THE AMOUNT OF THE PREMIUMS?

  Premiums are flexible, and the Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $50 and meets certain other requirements.

  The minimum amount of premium required at the time of Policy issue is determined by JHVLICO based on the characteristics of the insured, the Policy's Total Sum Insured at issue, and the Policy options selected by the Owner. Unless the Guaranteed Death Benefit is in effect, if the Policy Account Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will estimate the amount of additional premiums necessary to keep the Policy in force for three months. The Owner will have a 61 day grace period to pay at least that amount or the Policy will lapse.

  At the time of Policy issue, the Owner may designate the amount and frequency of Planned Premium payments. The Owner may pay premiums other than the Planned Premium payments, subject to certain limitations.

WHAT IS JOHN HANCOCK VARIABLE LIFE ACCOUNT S?

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under the Policies. The Account is subdivided into a number of variable Subaccounts, each of which corresponds to one of the Portfolios of the Fund. The assets of each variable Subaccount are invested in the corresponding Portfolio of the Fund. The current Portfolios of the Fund are: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, and Money Market.

  The figures in the following chart are expressed as a percentage of each Portfolio's average daily net assets. The figures reflect the investment management fees currently payable and the 1997 other fund expenses allocated to John Hancock Variable Series Trust I (except that other fund expenses for the Small/Mid Cap CORE, Global Equity, Emerging Markets Equity, Bond Index, and High Yield Bond Portfolios are based upon estimates for the current fiscal year).

                                                                    Other
                                                                     Fund
                                     Other Fund      Total         Expenses
                                      Expenses       Fund           Absent
                        Management  After Expense  Operating       Expense
    Fund Name              Fee      Reimbursement  Expenses      Reimbursement*
    ---------           ----------  -------------  ---------   ----------------
Managed . . . . . . .      0.33%        0.04 %       0.37%            N/A
Growth & Income . . .      0.25%        0.03 %       0.28%            N/A
Equity Index. . . . .      0.15%        0.25 %       0.40%            0.40%
Large Cap Value . . .      0.75%        0.25 %       1.00%            0.31%
Large Cap Growth. . .      0.39%        0.05 %       0.44%            N/A
Mid Cap Value . . . .      0.80%        0.25 %       1.05%            0.34%
Mid Cap Growth. . . .      0.85%        0.25 %       1.10%            0.57%
Diversified Mid Cap
 Growth . . . . . . .      0.75%        0.10 %       0.85%            N/A
Real Estate Equity. .      0.60%        0.09 %       0.69%            N/A
Small/Mid Cap CORE. .      0.80%        0.25 %       1.05%            N/A
Small Cap Value . . .      0.80%        0.25 %       1.05%            0.50%
Small Cap Growth. . .      0.75%        0.25 %       1.00%            0.37%
Global Equity . . . .      0.90%        0.25 %       1.15%            N/A
International Balanced     0.85%        0.25 %       1.10%            0.71%
International Equity
 Index. . . . . . . .      0.18%        0.19 %       0.37%            N/A
International
 Opportunities. . . .      0.97%        0.25 %       1.22%            0.60%
Emerging Markets
 Equity . . . . . . .      1.30%        0.25 %       1.55%            N/A
Short-Term Bond . . .      0.30%        0.21 %       0.51%            N/A
Bond Index. . . . . .      0.15%        0.25 %       0.40%            N/A
Sovereign Bond. . . .      0.25%        0.06 %       0.31%            N/A
Strategic Bond. . . .      0.75%        0.25 %       1.00%            0.57%
High Yield Bond . . .      0.65%        0.25 %       0.90%            N/A
Money Market. . . . .      0.25%        0.08 %       0.33%            N/A


  *John Hancock reimburses a Portfolio when the Portfolio's other fund expenses exceed 0.25% of the Portfolio's average daily net assets.

  For a full description of the Fund see the Prospectus for the Fund attached to this Prospectus.

WHAT ARE THE CHARGES MADE BY JHVLICO?

  State Premium Tax Charge and Federal DAC Tax Charge. Charges deducted from each premium payment, currently 2.35% for state premium taxes and 1.25% as a Federal deferred acquisition cost or "DAC Tax" charge.

  Sales Charge Deduction from Premium. A charge deducted from premium payments equal to no more than 6% of the Target Premium received in Policy years 1 through 10 and no more than 3% of the Target Premium in any year after Policy year 10. JHVLICO currently intends to waive this deduction from premiums received after the first 10 Policy years.

  Sales Charge Deduction from Account Value. A charge deducted monthly from Account Value, for the first 5 Policy years, in an amount set forth in the Policy that varies by age and sex per $1,000 of Basic Sum Insured at issue. For example, this monthly amount for a 45 year old male is 30 cents per $1,000 of Basic Sum Insured.

  Issue Charge. A charge deducted monthly from Account Value at the rate of $20 per month for the first 12 Policy months, plus, for the first 5 Policy years, an amount set forth in the Policy that varies by age and sex per $1,000 of the Basic Sum Insured at issue. For example, this additional monthly amount for a 45 year old male is 3 cents per $1,000 of Basic Sum Insured.

  Maintenance Charge. A charge deducted monthly from Account Value in an amount equal to no more than $8 (currently $6) for all Policy years.

  Insurance Charge. A charge based upon the amount for which JHVLICO is at risk, considering the attained age and risk classification of the insured and JHVLICO's then current monthly insurance rates (never to exceed rates set forth in the Policy) deducted monthly from Account Value.

  Charge for Mortality and Expense Risks. A charge deducted daily from the variable Subaccounts at a maximum effective annual rate of .90% (currently .60%) of the assets of each variable Subaccount.

  Charge for Extra Mortality Risks. An additional charge, depending upon the age of the insured and the degree of additional mortality risk, required if the insured does not qualify for the standard underwriting class. This additional charge is deducted monthly from Account Value.

  Charge for Optional Rider Benefits. An additional charge required if the Owner elects to purchase any optional insurance benefits by rider. Any such additional charge is deducted monthly from Account Value.

  Charge for Partial Withdrawal. A charge of $20 deducted from Account Value at the time of withdrawal.

  See "Charges and Expenses" for a full description of the charges under the Policy.

IS THERE A CHARGE AGAINST THE ACCOUNT FOR FEDERAL INCOME TAX?

  Currently no charge is made against any Subaccount for Federal income taxes; but if JHVLICO incurs, or expects to incur, income taxes attributable to any Subaccount or this class of Policies in future years, it reserves the right to make a charge. JHVLICO expects that it will continue to be taxed as a life insurance company. See "Charge for JHVLICO's Taxes".

WHAT IS THE RELATIONSHIP BETWEEN THE PREMIUM AND THE AMOUNT ALLOCATED TO THE SUBACCOUNTS?

  The initial net premium is allocated by JHVLICO from its general account to the Money Market Subaccount on the date of issue of the Policy. The initial net premium is the gross Minimum First Premium, plus any additional amount of premium that has been paid prior to the date of issue, less the charges deducted for sales expenses, state premium taxes and the Federal DAC Tax charge. These charges also apply to subsequent premium payments. Twenty days after the date of issue, the amount in the Money Market Subaccount is reallocated among the Subaccounts in accordance with the Owner's election. Net premiums derived from payments received after this reallocation date are allocated, generally on the date of receipt, to one or more of the Subaccounts as elected by the Owner.

HOW ARE AMOUNTS ALLOCATED TO EACH SUBACCOUNT?

  At issue and subsequently thereafter, the Owner will provide us with the rule ("Investment Rule") we will follow to invest net premiums or other amounts in any of the Subaccounts. The Owner may change the Investment

Rule under which JHVLICO will allocate amounts to Subaccounts. See "Premiums--Billing, Allocation of Premium Payments (Investment Rule)".

WHAT COMMISSIONS ARE PAID TO AGENTS?

  The Policies are sold through agents who are licensed by state authorities to sell JHVLICO's insurance policies. Commissions payable to agents are described under "Distribution of Policies". Sales expenses in any year are not equal to the deduction for sales expenses in that year. Rather, total sales expenses under the Policies are intended to be recovered over the lifetimes of the insureds covered by the Policies.

WHAT IS THE DEATH BENEFIT?

  The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits included and then due, minus any Indebtedness. The death benefit payable depends on the Policy's Total Sum Insured (the Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured) and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

     OPTION A: The death benefit equals the Policy's current Total Sum Insured less any withdrawals of Account Value that the Owner has made.

     OPTION B: The death benefit is the Policy's current Total Sum Insured plus the Policy Account Value on the date of death of the insured, and varies in amount based on investment results.

  The death benefit of the Policy under Options A or B will be increased if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax law. See "Death Benefits" and "Tax Considerations".

  Under the Guaranteed Death Benefit provision, the Policy is guaranteed not to lapse during the first 5 Policy years, provided that, on each Modal Processing Date, the amount of cumulative premiums paid, minus any withdrawals, is at least equal to the cumulative amount of Guaranteed Death Benefit Premiums due to date. The Guaranteed Minimum Death Benefit Feature applies only to the Basic Sum Insured and not to any amount of Additional Sum Insured.

HOW DOES THE ACCOUNT VALUE OF A POLICY VARY IN RELATION TO THE SUBACCOUNTS' INVESTMENT EXPERIENCE?

  In general, the Account Value for any day equals the Account Value for the previous day, increased by any net premium placed in the Subaccounts for the Policy, decreased by any charges made against the Account Value and by any partial withdrawal, and increased or decreased by the investment experience of the Subaccounts. No minimum Account Value for the Policy is guaranteed.

WHAT IS THE LOAN PROVISION AND HOW DOES A LOAN AFFECT THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE?

  The Owner may obtain a Policy loan in the maximum amount of 90% of that portion of the Account Value attributable to the variable Subaccount investments plus 100% of that portion of the Account Value attributable to Fixed Account investments and minus any existing Indebtedness. Interest charged on any loan will accrue and compound daily at an effective annual rate of 4.75% in the first 20 Policy years and 4.25% thereafter. A loan plus accrued interest ("Indebtedness") may be repaid at the discretion of the Owner in whole or in part in accordance with the terms of the Policy.

  While a loan is outstanding, the rate of interest credited to the Account Value because of the loan will usually be different than the net investment experience of the Subaccounts. Therefore, the Account Value, the Surrender Value and any death benefit above the current Total Sum Insured are permanently affected by any loan.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  The Owner may surrender a Policy by delivering or mailing it within 45 days after the date Part A of the application has been completed, or within at least 10 days after receipt of the Policy by the Owner, or within 10 days after mailing by JHVLICO of a Notice of Withdrawal Right, whichever is latest, to JHVLICO's Servicing Office, or to the agent or agency office through which it was delivered. Coverage under the Policy will be cancelled immediately as of the date of such mailing or delivery. Any premium paid on it will be refunded. If required by state law, the refund will equal the Account Value at the end of the Valuation Period in which the Policy is received plus all charges or deductions made against premiums plus an amount reflecting charges against the Subaccounts and the investment management fee of the Fund.

WHAT INVESTMENT TRANSFERS ARE ALLOWED AN OWNER?

  The Owner may transfer the Account Value among the variable Subaccounts or into the Fixed Account at any time. Transfers out of the Fixed Account, however, are subject to restrictions.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?

  The benefits under Policies described in this Prospectus are expected to receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed-benefit life insurance policies. Thus, death benefits payable under the Policies will not be included in the beneficiary's gross income. Also, the Owner is not taxed on interest and gains under the Policy unless and until values are actually received through withdrawal, surrender, or other distributions.

  Under Federal tax law, distributions from Policies on which premiums greater than a "7-pay" premium limit (as defined in the law) have been paid, will be subject to special taxation. See "Premiums--7-Pay Premium Limit" and "Policy Proceeds" for a discussion of how the "7-pay" premium limit may be exceeded under a Policy. A distribution on such a Policy (called a "modified endowment") will be taxed to the extent there is any income (gain) to the Owner and an additional penalty tax may be imposed on the taxable amount.

                            JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all other states, except New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a company chartered in Massachusetts in 1862. Its Home Office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $59 billion and it has invested over $380 million in JHVLICO in connection with JHVLICO's organization and operations. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business, and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

                          THE ACCOUNT AND SERIES FUND

THE ACCOUNT

  The Account, a separate account established under Massachusetts law, meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets are the property of JHVLICO. Each Policy provides that the portion of the Account's assets equal to the reserves and other liabilities under the Policy shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the assets attributable to variable life policies, the Account's assets include assets derived from charges made by JHVLICO. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any Subaccount. Additional premiums are charged for Policies where the insured is classified as a substandard risk and a portion of these premiums is allocated to the Account.

  The Account is registered with the Securities and Exchange Commission (the "Commission") under the 1940 Act. Such registration does not involve supervision by the Commission of the management or policies of the Account, JHVLICO or John Hancock.

  The assets in the variable Subaccounts are invested in the corresponding Portfolio of the Fund, but the assets of one variable Subaccount are not necessarily legally insulated from liabilities associated with another variable Subaccount. New variable Subaccounts may be added or existing variable Subaccounts may be deleted as new Portfolios are added to or deleted from the Fund and made available to Owners.

SERIES FUND

  The Fund is a "series" type of mutual fund registered with the Commission under the 1940 Act as an open-end diversified management investment company. The Fund serves as the investment medium for the Account and other unit investment trust separate accounts established for other variable life insurance policies and variable annuity contracts. (See the attached Fund Prospectus for a description of a need to monitor for possible conflicts and other consequences.) A very brief summary of the investment objectives of each Portfolio is set forth below.

 Managed Portfolio

  The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

 Growth & Income Portfolio

  The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer growth potential over both the intermediate and the long term.

 Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

 Large Cap Value Portfolio

  The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investments in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

 Large Cap Growth Portfolio

  The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into with rights to purchase common stocks) of companies believed to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

 Mid Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

 Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing primarily in common stocks of medium capitalization companies.

 Diversified Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of medium capitalization growth companies.

 Real Estate Equity Portfolio

  The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

 Small/Mid Cap CORE Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2500 Index at the time of investment.

 Small Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

 Small Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

 Global Equity Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, of both U.S. and foreign issuers.

 International Balanced Portfolio

  The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through investment in non-U.S. equity and fixed income securities.

 International Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the major developed international (non-U.S.) equity markets, as represented by the MSCI AEFE GDP Index.

 International Opportunities Portfolio

  The investment objective of this Portfolio is to provide capital appreciation through investments in common stocks of primarily well-established, non-United States companies.

 Emerging Markets Equity Portfolio

  The investment objective of this Portfolio is to achieve capital appreciation by investing primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.

 Short-Term Bond Portfolio

  The investment objective of this Portfolio is to provide a high level of current income consistent with a low degree of share price fluctuation through investment primarily in a diversified portfolio of short- and intermediate-term investment-grade debt obligations.

 Bond Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return and risk characteristics of the U.S. investment grade fixed income market, as represented by a Lehman Brothers bond index that tracks the performance of investment grade debt securities.

 Sovereign Bond Portfolio

  The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk through investment primarily in a diversified portfolio of freely marketable debt securities.

 Strategic Bond Portfolio

  The investment objective of this Portfolio is to provide total return consistent with moderate risk of capital and maintenance of liquidity, through a portfolio of domestic and international fixed income securities.

 High Yield Bond Portfolio

  The investment objective of this Portfolio is to provide high current income and capital appreciation with capital preservation through investing primarily in high yield (below investment grade) debt securities.

 Money Market Portfolio

  The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity, through investment in high quality money market instruments.

  John Hancock acts as the investment manager for the above portfolios, and John Hancock's indirectly owned subsidiary, Independence Investment Associates, Inc. ("IIA"), with its principal place of business at 53 State Street, Boston, MA 02109, provides sub-investment advice with respect to the Managed, Growth and Income, Large Cap Growth, Real Estate Equity and Short-Term Bond Portfolios. Independence International Associates, Inc., a subsidiary of IIA located at the same address as IIA, is a sub-investment adviser to the International Equity Index Portfolio.

  Another indirectly owned subsidiary of John Hancock, John Hancock Advisers, Inc., located at 101 Huntington Avenue, Boston, MA 02199, provides sub-investment advice with respect to the Sovereign Bond, Diversified Mid Cap Growth, and Small Cap Growth Portfolios.

  T.Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is the sub-investment adviser to the Equity Index Portfolio. INVESCO Management & Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides sub-investment advice with respect to the Strategic Bond Portfolio, and Brinson Partners, Inc., of 209 S. LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  Goldman Sachs & Company, located at One New York Plaza, New York, New York 10004, is sub-investment adviser to the Small/Mid Cap CORE Portfolio. Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, New York 10154, is the sub-investment adviser to the Global Equity Portfolio. Montgomery Asset Management, LLC, located at 101 California Street, San Francisco, California 94111, is the sub-investment adviser to the Emerging Markets Equity Portfolio. Mellon Bond Associates, located at One Mellon Bank Center, Suite 4135, Pittsburgh, Pennsylvania 15258, is the sub-investment adviser to the Bond Index Portfolio. Wellington Management Company, LLC, located at 75 State Street, Boston, Massachusetts 02109, is the sub-investment adviser to the High Yield Bond Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios of the Fund which corresponds to a variable Subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each variable Subaccount based on, among other things, the amount of net premiums allocated to the variable Subaccount, distributions reinvested, transfers to, from and among variable Subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date. A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

  A full description of the Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached Prospectus and the statement of additional information referred to therein, which should be read together with this Prospectus.

                               THE FIXED ACCOUNT

  An Owner may allocate premiums to the Fixed Account or transfer all or a part of the Account Value under a Policy to the Fixed Account. The amount so allocated or transferred will become a part of JHVLICO's general account assets. JHVLICO's general account consists of assets owned by JHVLICO other than those in the Account and in other separate accounts that have been or may be established by JHVLICO. Subject to applicable law, JHVLICO has sole discretion over the investment of assets of the general account, and Owners do not share in the investment experience of those assets. Instead, JHVLICO guarantees that the Account Value allocated to the Fixed Account will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account. Transfers from the Fixed Account are subject to certain limitations. See "Transfers Among Subaccounts".

  The Account Value in the Fixed Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it, minus any charges deducted from it or partial withdrawals or amounts transferred from it. JHVLICO guarantees that interest credited to the Account Value in the Fixed Account will not be less than an effective annual rate of 4%. JHVLICO may, in its sole discretion, credit higher rates although it is not obligated to do so. The Owner assumes the risk that interest credited will not exceed 4% per year. Upon request and in the annual statement, JHVLICO will inform Owners of the then-applicable rates. The rate of interest declared with respect to any amount in the Fixed Account may depend on when that amount was first allocated to the Fixed Account.

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

                         POLICY PROVISIONS AND BENEFITS

REQUIREMENTS FOR ISSUANCE OF POLICY

  The Policy is generally available with a minimum Basic Sum Insured at issue of $100,000. At the time of issue, the insured must be age 20 through 75. All persons insured must meet certain health and other criteria called "underwriting standards". The smoking status of the insured is reflected in the insurance charges made. Amounts of coverage that JHVLICO will accept under the Policies may be limited by JHVLICO's underwriting and reinsurance procedures as in effect from time to time.

  Policies issued in certain jurisdictions or in connection with certain employee benefit plans will not directly reflect the sex of the insured in either the premium rates or the charges or values under the Policy. The illustrations set forth in this Prospectus are sex distinct and, therefore, do not reflect the sex-neutral rates, charges, or values that would apply to such Policies.

PREMIUMS

  Payment Flexibility. Premiums are flexible. The Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $50 and meets the other requirements described below.

  Minimum First Premium. The amount of premium required at the time of issue is determined by JHVLICO, and depends on the age, sex, and underwriting class of the insured at issue, the Policy's Basic Sum Insured at issue, and any additional benefits selected. The Minimum First Premium must be received by JHVLICO at its Servicing Office in order for the Policy to be in full force and effect. See "Death Benefits". There is no grace period for the payment of the Minimum First Premium.

  Minimum Premiums. If the Policy's Surrender Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will notify the Owner and the Policy will enter a grace period, unless the Guaranteed Death Benefit is in effect. If premiums sufficient to pay at least three months' estimated charges are not paid by the end of the grace period, the Policy will lapse. See "Default".

  Planned Premium Schedule. At the time of issue, the Owner may designate a Planned Premium schedule for the amount and frequency of premium payments. JHVLICO will send billing statements for the amount chosen at the frequency chosen. The Owner may change the Planned Premium after issue. The Owner may also pay a premium in excess of the Planned Premium, subject to the limitations described below. At the time of Policy issuance, JHVLICO will determine whether the Planned Premium schedule will exceed the 7-Pay limit discussed below. If so, JHVLICO's standard procedures prohibit issuance of the Policy unless the Owner signs a form acknowledging that fact.

  Other Premium Limitations. Federal tax law requires a minimum death benefit in relation to Account Value. See "Death Benefits--Definition of Life Insurance". The death benefit of the Policy will be increased if necessary to ensure that the Policy will continue to satisfy this requirement. If the payment of a given premium will cause the Policy Account Value to increase to such an extent that an increase in death benefit is necessary to satisfy federal tax law requirements, JHVLICO has the right to not accept the excess portion of that premium payment, or to require evidence of insurability before that portion is accepted. In no event, however, will JHVLICO refuse to accept any premium necessary to maintain the Guaranteed Death Benefit in effect under a Policy. Also, if an Owner has elected to use the "guideline premium and cash value corridor" test for Federal income tax premium limitation purposes, JHVLICO will not accept the portion of the premium which exceeds the maximum amount permitted under that test. See "Definition of Life Insurance" under "Death Benefits".

  Guaranteed Death Benefit Premiums. A Guaranteed Death Benefit feature may apply during the first five Policy years. See "Death Benefits". The Guaranteed Death Benefit Premiums required to maintain this benefit in force depend on the issue age, sex, underwriting class of the insured at issue, the Basic Sum Insured at issue, the ratio of Basic Sum Insured to Total Sum Insured at issue and any additional benefits selected. 1/12th of the Guaranteed Death Benefit Premium is required for Owners electing a monthly premium payment mode; 1/4 of the Guaranteed Death Benefit Premium is required for Owners electing the quarterly mode; 1/2 of the Guaranteed Death Benefit Premium is required for Owners electing the semi-annual mode; and the full Guaranteed Death Benefit Premium is required for Owners electing the annual mode. The due date for each premium is referred to as the Modal Processing Date. To keep the Guaranteed Death Benefit in effect, the amount of actual premiums paid minus any withdrawals must at each Modal Processing Date be at least equal to the Guaranteed Death Benefit Premiums due to date. If this test is not satisfied on any Modal Processing Date, JHVLICO will notify the Owner of the shortfall immediately and a Guaranteed Death Benefit grace period will commence as of that anniversary. The Guaranteed Death Benefit grace period will end on the second monthly processing date after the determination of the shortfall. The notice will be mailed to the Owner's last-known address at least 31 days prior to the end of the Guaranteed Death Benefit grace period. If JHVLICO does not receive payment for the amount of the deficiency by the end of the Guaranteed Death Benefit grace period, the Guaranteed Death Benefit feature will permanently lapse with no possibility for restoration.

  Billing, Allocation of Premium Payments (Investment Rule). The Owner may at any time elect to be billed by JHVLICO for an amount of premium other than the Guaranteed Death Benefit Premium. The Owner may also elect to be billed for premiums on an annual, semi-annual, quarterly or monthly basis. All premiums are payable at JHVLICO's Servicing Office.

  Any premium payment will be processed by JHVLICO as of the end of the Valuation Period in which it is received, unless one of the three exceptions noted below is applicable. Each premium payment will be reduced by the state premium tax charge, any applicable sales charge, and the Federal DAC Tax charge. See "Charges and Expenses". The remainder is the net premium.

  The Owner at the time of application must elect an Investment Rule which will allocate net premiums and any credits to any of the Subaccounts. The Owner must select allocation percentages in whole numbers, and the total allocated must equal 100%. The Owner may thereafter change the Investment Rule prospectively at any time. The change will be effective as to any net premiums and credits applied after receipt at JHVLICO's Servicing Office of notice satisfactory to JHVLICO. Notwithstanding the Investment Rule, any net premium (or portion thereof) credited to Account Value as of a date prior to the end of the Valuation Period that includes the 20th day following the date of issue will automatically be allocated to the Money Market Subaccount. At the end of that Valuation Period (or of the premium's date of receipt, if later), the Policy's Account Value will be reallocated automatically among the Subaccounts in accordance with the Investment Rule chosen by the Owner.

  There are three exceptions to the normal practice of processing a premium payment as of the end of the Valuation Period in which it is received:

     (1) A payment received prior to a Policy's date of issue will be processed as if received on the Valuation Date immediately preceding the date of issue.

     (2) If the Minimum First Premium is not received prior to the date of issue, each payment received thereafter will be processed as if received on the Valuation Date immediately preceding the date of issue until all of the Minimum First Premium is received.

     (3) That portion of any premium that we delay accepting as described under "Other Premium Limitations" above, or "7-Pay Premium Limit" below, will be processed as of the end of the Valuation Period in which we accept that amount.

  7-Pay Premium Limit. Federal tax law modifies the tax treatment of certain Policy distributions such as loans, surrenders, partial surrenders, and withdrawals. The application of this modified treatment to any Owner depends upon whether premiums have been paid at any time during the first 7 Policy years that exceed a "7-pay" premium limit as defined in the law. The "7-pay" premium is greater than the Guaranteed Death Benefit Premium. The 7-pay limit is the total of net level premiums that would have been payable at any time for the Policy to be fully paid-up after the payment of 7 level annual premiums. If the total premiums paid exceed the 7-pay limit, the Policy will be treated as a "modified endowment", which means that the Owner will be subject to tax to the extent of any income (gain) on any distributions made from the Policy. A material change in the Policy will result in a new 7-pay limit and test period. A reduction in the Policy's benefits within the 7-year period following issuance of, or a material change in, the Policy may also result in the application of the modified endowment treatment. See "Policy Proceeds" under "Tax Considerations". If JHVLICO receives any premium payment that will cause a Policy to become a modified endowment, the excess portion of that premium payment will not be accepted unless the Owner signs an acknowledgment of that fact. When it identifies such an excess premium, JHVLICO sends the Owner immediate notice and refunds the excess premium if it has not received notice of the acknowledgment by the time the premium payment has had a reasonable time to clear the banking system, but in no case longer than two weeks.

ACCOUNT VALUE AND SURRENDER VALUE

  Amount of Account Value. The Account Value increases or decreases depending upon a number of factors, such as the applicable Subaccount's investment experience, the proportion of the Account Value invested in each Subaccount and the interest credited to any Loan Account established upon the making of a Policy loan. In general the Account Value for any day equals the Account Value for the previous day, decreased by charges against the Account Value and by any partial withdrawal, increased or decreased by the investment experience of the Subaccounts and increased by net premiums received. No minimum amount of Account Value is guaranteed.

  A Policy loan will not affect the total amount of Account Value at the time the loan is made but will result in a different rate of return being credited to the Loan Account portion of the Account Value.

  Amount of Surrender Value. The Surrender Value will be the Account Value less any Indebtedness. Upon a full surrender during the first two Policy years, JHVLICO will add to the Surrender Value an amount equal to the excess of (a) the total sales charges that have been deducted (whether from premiums or Account Value) under the Policy to date over (b) the sum of 30% of premiums paid under the Policy that do not exceed one "SEC Guideline Annual Premium", plus 10% of any additional premiums paid that do not exceed a second SEC Guideline Annual Premium, plus 9% of any premiums paid in excess of two such SEC Guideline Annual Premiums. This excess amount is the "Sales Charge Refund". The SEC Guideline Annual premium is the level annual premium that would be required for a fixed life insurance policy on the life of the insured with a face amount equal to the Basic Sum Insured, plus any Additional Sum Insured, and having the same optional insurance riders, if any, as the Policy, based on certain assumptions prescribed by the Commission for this purpose.

  When Policy May Be Surrendered. A Policy may be surrendered for its Surrender Value at any time while the insured is living and the Policy is not in a grace period. Surrender takes effect and the Surrender Value is determined as of the end of the Valuation Period in which occurs the later of receipt at JHVLICO's Servicing Office of a signed request or the surrendered Policy.

  Partial Withdrawal of Surrender Value. The Owner may request withdrawal of part of the Surrender Value in accordance with JHVLICO's rules then in effect. Any withdrawal must be at least $1,000 and is subject to an administrative charge of $20.

  An Owner may request a partial withdrawal of Surrender Value at any time while the insured is living, provided that the Policy is not in a grace period. This privilege, which reduces the Account Value by the amount of the withdrawal and the associated charge, may not be used to reduce the Account Value below the amount JHVLICO estimates will be required to pay three months' charges under the Policy as they fall due. The withdrawal will be effective as of the end of the Valuation Period in which JHVLICO receives written notice satisfactory to it at its Home Office.

  A withdrawal will reduce any Option A Total Sum Insured by the amount withdrawn. A withdrawal will not reduce any Option B Total Sum Insured but, because Account Value will be reduced, the death benefit under this option also will be reduced. JHVLICO reserves the right to refuse any withdrawal request that would cause the Policy's Total Sum Insured to fall below $100,000.

  An amount equal to the Account Value withdrawn will be removed from each Subaccount in the same proportion as the Account Value is then allocated among the Subaccounts. A withdrawal is not a loan and, once made, cannot be repaid.

  A surrender or withdrawal may have significant tax consequences. See "Tax Considerations".

DEATH BENEFITS

  The death benefit proceeds are payable when the insured dies while the Policy is in effect. The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits then due, minus any Indebtedness. If the insured dies during a grace period, JHVLICO will also deduct any overdue monthly deductions.

  The death benefit payable depends on the current Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

     OPTION A: The death benefit equals the current Total Sum Insured, plus any increases in the death benefit described below under "Definition of Life Insurance", and minus the amount of any partial withdrawals that have been made over the life of the Policy.

     OPTION B: The death benefit is the current Total Sum Insured, plus the Policy Account Value at the end of the Valuation Period in which the insured dies. This death benefit is a varying amount and fluctuates with the amount of the Account Value. This death benefit is also subject to any increase described below under "Definition of Life Insurance".

  The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured (discussed below).

  Owners who prefer to have favorable investment experience reflected in increased insurance coverage should choose Option B. Owners who prefer to have insurance coverage that generally does not vary in amount and lower cost of insurance charges should choose Option A.

  Definition of Life Insurance. Federal tax law requires a minimum death benefit in relation to cash value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current Federal tax law can be used to determine if a Policy complies with the definition of life insurance in Section 7702 of the Code.

  The "guideline premium and cash value corridor" test limits the amount of premiums payable under a Policy to a certain amount for an insured of a particular age and sex. The test also applies a prescribed "Corridor Factor" to determine a minimum ratio of death benefit to Account Value. The Corridor Factor depends upon the attained age of the insured. The Corridor Factor decreases slightly (or remains the same at older and younger ages) from year to year as the attained age of the insured increases. A complete list of Corridor Factors is set forth in the Policy. All Option B Policies will be subject to the "guideline premium and cash value corridor" test.

  The Owner may, at the time an Option A death benefit is applied for, choose either the "guideline premium and cash value corridor" test discussed above or may elect for the Policy to be governed by the "cash value accumulation test" under Section 7702.

  The "cash value accumulation test" also limits the amount of premiums payable under a Policy to a prescribed amount, using a minimum ratio of death benefit to a Policy's Account Value, but employs as a standard a "net single premium" computed in compliance with the Code. If the Account Value under a Policy is at any time greater than the net single premium at the insured's age and sex for the proposed death benefit, the death benefit will be increased automatically by multiplying the Account Value by a "Death Benefit Factor" computed in compliance with the Code. The Death Benefit Factor depends upon the sex and then attained age of the insured. The Death Benefit Factor decreases slightly from year to year as the attained age of the insured increases. A complete list of Death Benefit Factors is set forth in the Policy. An Option A death benefit using the cash value accumulation test will offer the best opportunity for the Owner who is looking for an increasing death benefit in later Policy year and/ or would like to fund the Policy at the "7-pay" limit for the full 7 years. An Option A death benefit using the guideline premium and cash value corridor test will offer the best opportunity for the Account Value under a Policy to increase without increasing the death benefit as quickly as it might under the other options.

  If the Account Value is reduced (e.g. by withdrawals, charges or adverse investment performance) at a time when a minimum death benefit under Section 7702 is in effect, such minimum death benefit will also be reduced.

  Guaranteed Death Benefit. During the first 5 Policy years the Policy is guaranteed not to lapse, provided that the amount of premiums paid through each Modal Processing Date minus any withdrawals is at least equal to the sum of the cumulative Guaranteed Death Benefit Premiums due to date. At any time when this feature is not in force, the death benefit of the Policy is not guaranteed and the Policy may lapse if the Account Value falls to a low level.

  Additional Sum Insured. The Owner may apply for an amount of Additional Sum Insured under the Policy, pursuant to which an additional amount of death benefit will be paid upon the death of the insured under the Policy. Purchasers of a Policy should consider various factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The amount of Additional Sum Insured can be decreased, or, upon application and submission of evidence of insurability, increased subsequent to Policy issuance. JHVLICO may refuse to accept any request to reduce the Additional Sum Insured (a) that would cause the Policy's current Total Sum Insured to fall below $100,000 or (b) if immediately following the reduction, the Policy's current death benefit would reflect an increase necessary for the Policy to continue to qualify as life insurance (see "Death Benefits--Definition of Life Insurance"). Any increase or decrease in Additional Sum Insured will become effective at the beginning of the first Policy month after JHVLICO receives in good order at its Servicing Office all information necessary to process the change, and, in the case of an increase in coverage, approves the change.

  Any decision by the Owner to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences. See "Tax Considerations--Policy Proceeds".

  Also, the Owner may elect among several forms of Additional Sum Insured coverage at the time the Owner applies for it: a level amount of coverage; an amount of coverage that increases on each Policy anniversary up to a prescribed limit; an amount of coverage that increases on each Policy anniversary to the amount of premiums paid during prior Policy years plus the Planned Premium for the current Policy year, subject to certain limits; or a combination of those forms of coverage.

  The amount of sales charge deducted from premiums and from Account Value and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. The Guaranteed Death Benefit Premium will be affected by the amount of any Additional Sum Insured elected relative to the Total Sum Insured.

  The amount of any Additional Sum Insured is not included in any Guaranteed Death Benefit. Therefore, if the Policy's Account Value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured) the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the Guaranteed Death Benefit feature.

  The Additional Sum Insured at issue is limited to 400% of the Basic Sum Insured. Generally, an Owner will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. On the other hand, for Owners that wish to take advantage of the Guaranteed Death Benefit, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of Policy issue. It could be to the Owner's advantage either to increase the amount of coverage applied for as Basic Sum Insured in order that the Guaranteed Death Benefit will be available or, if such guarantee is not of value to the Owner, to maximize the proportion of the Additional Sum Insured.

  Temporary Coverage Prior to Policy Delivery. If a specified amount of premium is paid with the application for a Policy, temporary term coverage may be available prior to the time that coverage under the Policy takes effect. Temporary term coverage is subject to the terms and conditions described in the application for a Policy.

TRANSFERS AMONG SUBACCOUNTS

  The Owner may reallocate the amounts held for the Policy in the Subaccounts with no charge at any time, except as noted below. The Owner may either (1) use percentages (in whole numbers) to be transferred among Subaccounts or (2) designate the dollar amount of funds to be transferred among Subaccounts. The reallocation must be such that the total in the Subaccounts after reallocation equals 100% of Account Value. Transfers out of a variable Subaccount will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice satisfactory to JHVLICO.

  Transfers out of the Fixed Account to the variable Subaccounts are permitted only once each Policy year and only during the 31-day period beginning on the Policy anniversary. Transfers out of the Fixed Account may be requested from 60 days before to 30 days after the Policy anniversary. If received on or before the Policy anniversary, requests for transfer out of the Fixed Account will be processed on the Policy anniversary (or the next Valuation Date if the Policy anniversary does not occur on a Valuation Date); if received after the Policy anniversary, they will be processed at the end of the Valuation Period in which JHVLICO receives the request at its Servicing Office. (JHVLICO reserves the right to defer such Fixed Account transfers for up to six months.) If an Owner requests a transfer out of the Fixed Account 61 days or more prior to the Policy anniversary, that portion of the reallocation will not be processed and the Owner's confirmation statement will not reflect a transfer out of the Fixed Account as to such request. Transfers among variable Subaccounts and transfers into the Fixed Account may be requested at any time. A maximum of 20% of Fixed Account assets or, if greater, $500 may be transferred out of the Fixed Account in any Policy year. Currently, there is no minimum amount limit on transfers out of the Fixed Account, but JHVLICO reserves the right to impose such a limit in the future. If an Owner requests a change inconsistent with the transfer provisions, the portion of the request inconsistent with the transfer provisions will not be effective.

  No transfers among Subaccounts may be made while the Policy is in a grace period.

  Telephone Transfers and Policy Loans. Once a written authorization is completed by the Owner, the Owner may request a transfer or policy loan by telephoning 1-800-732-5543 or sending a written request via fax to 1-800-621-0448. Any fax request should include the Owner's name, daytime telephone number, Policy number and, in the case of transfers, the names of the Subaccounts from which and to which money will be transferred. The right to discontinue telephone transactions at any time without notice to Owners is specifically reserved. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transactions will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

LOAN PROVISIONS AND INDEBTEDNESS

  Loan Provisions. Loans may be made at any time a Loan Value is available, the insured is alive and the Policy is not in a grace period. The Owner may borrow money, assigning the Policy as the only security for the loan, by completion of a form satisfactory to JHVLICO or, if the telephone transaction authorization form has been completed by telephone. The Loan Value will be 90% of that portion of the Account Value attributable to the variable Subaccount investments plus 100% of that portion of the Account Value attributable to Fixed Account investments. Interest charged on any loan will accrue and compound daily at an effective annual rate of 4.75% in the first 20 Policy years, and 4.25% thereafter.

  The amount of any outstanding loan plus accrued interest is called the "Indebtedness". The amount of the loan available will be the Loan Value less any existing Indebtedness. A loan will not be permitted unless it is at least $1,000. A loan may be repaid in full or in part at any time before the insured's death and while the Policy is not in a grace period. When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Fixed Account, as applicable. This amount is allocated to the Loan Account, a portion of JHVLICO's general account. Each Subaccount will be reduced in the same proportion as the Account Value is then allocated among the Subaccounts. Upon each loan repayment, the same proportionate amount of the entire loan as was borrowed from the Fixed Account will be repaid to the Fixed Account. The remainder of the loan repayment will be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. For example, if the entire loan outstanding is $3000 of which $1000 was borrowed from the Fixed Account, then upon a repayment of $1500, $500 would be allocated to the Fixed Account and the remaining $1000 would be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. If an Owner wishes any payment to constitute a loan repayment (rather than a premium payment), the Owner must so specify.

  Effect of Loan and Indebtedness. While the Indebtedness is outstanding, that portion of the Account Value that is in the Loan Account is credited with interest at a rate that is .75% less than the loan interest rate for the first 20 Policy years and, thereafter, .25% less than the loan interest rate. This rate will usually be different than the net return for the Subaccounts. Since the Loan Account and the remaining portion of the Account Value will generally have different rates of investment return, the Account Value, the Surrender Value and any death benefit above the Total Sum Insured are permanently affected by any Indebtedness, whether or not repaid in whole or in part. The amount of any Indebtedness is subtracted from the amount otherwise payable when the Policy proceeds become payable.

  Whenever the Indebtedness equals or exceeds the Account Value, the Policy terminates 31 days after notice has been mailed by JHVLICO to the Owner and any assignee of record at their last known addresses specifying the minimum amount which must be paid to keep the Policy in force beyond that period unless a repayment of at least the amount specified in the notice is made within that period.

  Tax Considerations. If the Policy is a modified endowment at the time a loan is made, that loan may have significant tax consequences. See "Tax Considerations".

DEFAULT

  Premium Grace Period, Default and Lapse. Unless the Guaranteed Death Benefit is in force, at the beginning of each Policy month JHVLICO determines whether the Surrender Value is sufficient to pay all monthly charges then due under the Policy. If not, the Policy is in default and JHVLICO will notify the Owner of the amount estimated to be necessary to pay three months' deductions, and a grace period will be in effect until 61 days after the date the notice was mailed. If JHVLICO does not receive payment of at least this amount by the end of the grace period, the Policy will lapse, and any remaining amount owed to the Owner as of the date of lapse will be paid to the Owner.

  If the Guaranteed Death Benefit is in effect and the Policy provides for an Additional Sum Insured, the grace period and lapse procedures set forth in the preceding paragraph will apply only to the Additional Sum Insured. Lapse of the Additional Sum Insured can have significant tax consequences. See "Tax Considerations--Policy Proceeds". If the Guaranteed Death Benefit has been in effect and lapses at the end of a grace period (as described in "Premiums--Guaranteed Death Benefit Premiums"), the usual default, grace period and lapse procedures described in the preceding paragraph will be applied commencing with the first day of the first Policy month following the lapse of the Guaranteed Death Benefit.

  The insurance under the Policy continues in full force during any grace period but, if the insured dies during the grace period, the amount in default is deducted from the death benefit otherwise payable.

  Written notice will be furnished to the Owner at his or her last known address, at least 31 days prior to the end of any grace period, specifying the minimum amount which must be paid to continue the Policy in force on a premium paying basis after the end of the grace period.

  Reinstatement. A lapsed Policy (or a lapsed Additional Sum Insured, if the Basic Sum Insured remains in force or is reinstated) may be reinstated in accordance with the Policy's terms. Evidence of insurability satisfactory to JHVLICO will be required and payment of the required premium and charges. The request must be received at JHVLICO's Servicing Office within 1 year after the beginning of the grace period. A reinstatement of the Basic Sum Insured or the Additional Sum Insured may be deemed a material change for Federal income tax purposes. See "Premiums--7-Pay Premium Limit" and "Tax Considerations".

EXCHANGE PRIVILEGE

  The Owner may transfer the entire Account Value under the Policy to the Fixed Account at any time, creating a non-variable policy. The exchange will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice of the transfer satisfactory to JHVLICO.

                              -----------------

   The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement and to any variations in Policy provisions required by the regulatory authorities of the state that has approved the Policy for issue.

                              CHARGES AND EXPENSES

CHARGES DEDUCTED FROM PREMIUMS

  In addition to the sales charge (see "Sales Charges" below), the following charges are deducted from premiums:

  State Premium Tax Charge. A charge currently equal to 2.35% of each premium payment will be deducted from each premium payment. The 2.35% rate is the average rate currently expected to be paid on premiums received in all states over the lifetimes of the insureds covered by the Policies. JHVLICO will not increase this charge under outstanding Policies, but reserves the right to change this charge for Policies not yet issued in order to correspond with changes in the state premium tax levels.

  Federal DAC Tax Charge. A charge currently equal to 1.25% of each premium payment will be deducted from each premium payment to cover the estimated cost to JHVLICO of the Federal income tax treatment of the Policies' deferred acquisition costs--commonly referred to as the "DAC Tax". JHVLICO has determined that this charge is reasonable in relation to JHVLICO's increased Federal income tax burden under the Internal Revenue Code resulting from the receipt of premiums. JHVLICO will not increase this charge under outstanding Policies, but reserves the right, subject to any required regulatory approval, to change this charge for Policies not yet issued in order to correspond with changes in the Federal income tax treatment of the Policies' deferred acquisition costs.

SALES CHARGES

  Charges are made to compensate JHVLICO for the cost of selling the Policy. This cost includes agents' commissions, commission overrides, advertising, and the printing of Prospectuses and sales literature. The amount of the charge in any Policy year cannot be specifically related to sales expenses for that year. JHVLICO expects to recover its total sales expenses over the period the Policies are in effect. To the extent that sales charges are insufficient to cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from JHVLICO's general assets. See "Distribution of Policies".

  From Premiums. Part of the sales charge is deducted from premiums received. The amount is 6% of the premiums received in Policy years 1 through 10 that do not exceed that year's total Target Premium and 3% of the premiums received in Policy years 11 and later that do not exceed each year's Target Premium. The Target Premium is established at issue and is the sum of Base Policy Target Premium and any rider premium. The Base Policy Target Premium is set forth in the Policy. Target Premiums will vary based on the issue age, sex, and underwriting class of the insured. JHVLICO currently intends to make this deduction only in the first 10 Policy years, but this is not contractually guaranteed and the right is reserved to continue deductions over a longer period. Because the Policies were first offered for sale in 1996, no Policies have yet been outstanding for more than 10 years.

  No sales charge is deducted from a premium payment received in excess of one Target Premium in any Policy year.

  An Owner may structure the timing and amount of premium payments to minimize the sales charges deducted from premium payments, although doing so involves certain risks. Paying less than one target premium in the first Policy year or paying more than one target premium in any Policy year could reduce the Owner's total sales charges over time. For example, an Owner, paying ten target premiums of $10,000 each, would pay total sales charges of $6,000 if he paid $10,000 in each of the first ten Policy years, but would pay total sales charges of only $3,000 if he paid $20,000 (i.e., two times the target premium amount) in every other Policy year up to the ninth Policy year. However, delaying the payment of target premiums to later Policy years could increase the risk that the Guaranteed Death Benefit will lapse and that the Surrender Value will be insufficient to pay monthly Policy charges as they come due. As a result, the Policy or any Additional Sum Insured may lapse. See "Default". Conversely, accelerating the payment of target premiums to earlier Policy years could cause aggregate premiums paid to exceed the Policy's 7-pay premium limit and, as a result, cause the Policy to become a modified endowment, with adverse tax consequences to the Owner upon receipt of Policy distributions. See "Premiums--7-Pay Premium Limit".

  From Account Value. The remainder of the sales charge is deducted monthly from Account Value, for the first 5 Policy years, in an amount set forth in the Policy that varies by age and sex per $1,000 of the Basic Sum Insured at issue. For example, this monthly amount for a male age 45 is 30 cents per $1,000 of Basic Sum Insured.

REDUCED CHARGES FOR ELIGIBLE GROUPS

  The sales charges and issue charge (described below) otherwise applicable may be reduced with respect to Policies issued to a class of associated individuals or to a trustee, employer or similar entity where JHVLICO anticipates that the sales to the members of the class will result in lower than normal sales or administrative expenses. The charge for mortality and expense risks (described below) otherwise applicable may be reduced with respect to Policies issued to a trustee, employer or similar entity where JHVLICO anticipates that, because of the nature of the group on whose behalf the Policies are purchased, there will be a lower than normal risk of the mortality and expense charge not being sufficient to cover actual mortality and expense costs. These reductions will be made in accordance with JHVLICO's rules in effect at the time of the application for a Policy. The factors considered by JHVLICO in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated persistency of the Policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums to be paid by or for the class of associated individuals; and any other such circumstances which justify a reduction in sales or administrative charges or mortality and expense risk charges. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any Owner.

CHARGES DEDUCTED FROM ACCOUNT VALUE OR ASSETS

  The following charges are deducted from Account Value or assets:

  Issue Charge. JHVLICO will deduct monthly an issue charge from Account Value, at the rate of $20 per month for the first 12 Policy months, plus, for the first 5 Policy years, an amount set forth in the Policy that varies by age and sex per $1,000 of the Basic Sum Insured at issue. For example, this additional monthly amount for a 45 year old male is 3 cents per $1000 of Basic Sum Insured.

  The issue charge is to compensate JHVLICO for expenses incurred in connection with the issuance of the Policy, other than sales expenses. Such expenses include medical examinations, insurance underwriting costs and costs incurred in processing applications and establishing permanent Policy records.

  Maintenance charge. JHVLICO will deduct from the Account Value a monthly charge not to exceed $8 for all Policy years. The current monthly charge is $6.

  This charge is to compensate JHVLICO for administrative expenses, including recordkeeping, processing death claims and surrenders, making Policy changes, reporting and other communications to Owners and other similar expense and overhead costs.

  Insurance Charge. The insurance charge deducted monthly from Account Value is based on the attained age of the insured and the amount at risk. The amount at risk is the difference between the current death benefit and the Account Value (after reflecting all charges against Account Value). The amount of the insurance charge is determined by multiplying JHVLICO's then current monthly rate for insurance by the amount at risk.

  Current monthly rates for insurance are based on the sex, age, smoking status and underwriting class of the insureds and the length of time the Policy has been in effect. JHVLICO will review these rates at least every 5 years, and may change these rates from time to time based on JHVLICO's expectations of future experience. However, these rates will never be more than the guaranteed maximum rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables, as set forth in the Policy.

  Lower current insurance rates are offered at most ages for insureds who qualify for the standard or select underwriting class and whose applications are fully underwritten, i.e. subject to evidence of insurability on the part of the insured, a process which may involve a medical examination. On the other hand, higher current insurance rates are generally applicable if the Policies are issued on a guaranteed issue basis, where evidence of insurability is not required.

  Policies issued to trustees, employers and similar entities are often issued on a guaranteed issue basis. Because only limited underwriting information is obtained in this alternative underwriting procedure, Policies in this class may present additional mortality expense to JHVLICO relative to Policies which are fully underwritten. This additional insurance risk is generally reflected in higher insurance rates, nevertheless guaranteed not to exceed the 1980 Commissioners' Standard Ordinary Mortality Tables.

  Beginning on the first processing date of the tenth Policy year, JHVLICO intends to make a credit to the Account Value on a monthly basis. This credit will be reflected as a reduction to the insurance charge as described below. This credit is not guaranteed but it is JHVLICO's present intention to effect this reduction in the tenth Policy year and each Policy year thereafter.

  The amount of the reduction will depend upon the length of time the Policy has been in force. In the tenth Policy year the monthly insurance charge will be reduced by an amount equal to a percentage of the current non-loaned portion of the Account Value. This percentage will begin at an effective annual rate of
 .20% in the tenth Policy year and increase annually by .01% through and including the thirtieth Policy year. Thereafter the percentage reduction each year the Policy remains in force will be at an effective annual rate of .40%.

  For example, it is expected that the reduction percentage in Policy year 11 would be at an effective annual rate of .21%, in Policy year 20 would be .30% and in Policy year 30 would be .40%.

  JHVLICO reserves the right to modify or discontinue this reduction. Because the Policies were first offered for sale in 1996, no reductions have yet been made.

  Charge for Mortality and Expense Risks. A daily charge is deducted from the variable Subaccounts for mortality and expense risks assumed by JHVLICO at a maximum effective annual rate of .90% of the value of the assets of each variable Subaccount attributable to the Policy. The current charge is at an effective annual rate of .60%. This charge begins when amounts under a Policy are first allocated to the Account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated. JHVLICO will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Policies.

  Charges for Extra Mortality Risks. An insured who does not qualify for the standard or select underwriting class must pay an additional charge because of the extra mortality risk. The level of the charge depends upon the age of the insured and the degree of extra mortality risk. This additional charge is deducted monthly from Account Value.

  Charges for Optional Rider Benefits. An additional charge must be paid if the Owner elects to purchase any optional insurance benefit by Policy rider. Any such additional charge is deducted monthly from Account Value.

  Charges for Taxes. Currently no charge is made against Account Value for JHVLICO's Federal income taxes, but if JHVLICO incurs, or expects to incur, income taxes attributable to the Account or this class of Policies in future years, it reserves the right to make a charge, and any charge would affect what the Subaccounts earn. Charges for other taxes, if any, attributable to the Subaccounts may also be made.

  Charge for Partial Withdrawal. JHVLICO will deduct a charge in the amount of $20 on a partial withdrawal of Surrender Value, as described under "Account Value and Surrender Value". The charge will be deducted from Account Value. The charge is to compensate JHVLICO for the administrative expenses of effecting the withdrawal.

  Fund Investment Management Fee and Other Fund Expenses. The Account purchases shares of the Fund at net asset value, a value which reflects the deduction from the assets of the Fund of its investment management fees and certain non-advisory Fund operating expenses, which are described in the Summary of this Prospectus. For a full description of these deductions, see the attached Prospectus for the Fund.

  The monthly deductions from Account Value described above are deducted on the date of issue and on the first day of each Policy month thereafter. These deductions are made from the Subaccounts in proportion to the amount of Account Value in each. For each month that JHVLICO is unable to deduct any charge because there is insufficient Account Value, the uncollected charges will accumulate and be deducted when and if sufficient Account Value is available.

GUARANTEE OF CERTAIN CHARGES

  The state premium tax charge, the Federal DAC Tax charge, the issue charge and the charge for partial withdrawals are guaranteed not to increase over the life of the Policy. The administrative charge, the sales charges, the mortality and expense risk charge, and the insurance charge are guaranteed not to exceed the maximums set forth in the Policy.

                            DISTRIBUTION OF POLICIES

  Applications are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's Policies and who are also registered representatives ("representatives") of John Hancock Distributors, Inc. ("Distributors"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a Policy and each insured's risk classification. Pursuant to a sales agreement among John Hancock, Distributors, JHVLICO, and the Account, Distributors acts as the principal underwriter of the Policies. The sales agreement will remain in effect until terminated upon sixty days' written notice by any party. JHVLICO will make the appropriate refund if a Policy ultimately is not issued or is returned under the short-term cancellation provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Distributors' representatives are compensated for sales of the Policies on a commission and service fee basis by Distributors, and JHVLICO reimburses Distributors for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the Policies.

  The maximum commission payable to a Distributors representative for selling a Policy is 20% of the Target Premium paid in the first Policy year plus an amount equal to 6% of the first Policy year's Target Premium which will be payable to the representative in each of Policy years 2 through 4; 6% of the Target Premium paid in Policy years 2 through 4; and 3% of the Target Premium paid in each year thereafter. The maximum commission on any premium paid in any Policy year in excess of the Target Premium is 3%.

  Representatives with less than four years of service with Distributors and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  Distributors is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc., and is a member of the Securities Investor Protection Corporation. The Policies are also sold through other registered broker-dealers that have entered into selling agreements with Distributors and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Distributors' representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Distributors will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Distributors for such amounts and for certain other direct expenses in connection with marketing the Policies through other broker-dealers. In addition, these representatives may earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  Distributors serves as principal underwriter for other separate accounts registered under the 1940 Act: John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V. Distributors is also the principal underwriter for the Fund.

                               TAX CONSIDERATIONS

  The below description of Federal income tax consequences is only a brief summary and is not intended as tax advice. For further information consult a qualified tax advisor. Federal, state and local tax laws can change from time to time and, as a result, the tax consequences to the Owner and beneficiary may be altered.

POLICY PROCEEDS

  Although the Policy contains provisions not found in fixed benefit life insurance policies, JHVLICO believes the Policy will receive the same Federal income and estate tax treatment. Section 7702 of the Internal Revenue Code ("Code") defines life insurance for Federal tax purposes. See "Death Benefits--Definition of Life Insurance". If certain standards are met at issue and over the life of the Policy, the Policy will come within that definition. JHVLICO will monitor compliance with these standards. Furthermore, JHVLICO reserves the right to make any changes in the Policy necessary to ensure the Policy is within the definition of life insurance.

  If the Policy complies with the definition of life insurance, JHVLICO believes the death benefit under the Policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are actually received through withdrawal, surrender or other distributions.

  A surrender, lapse or partial withdrawal may have tax consequences. For example, the Owner will be taxed on a surrender to the extent that the Account Value exceeds the premiums paid under the Policy, ignoring premiums paid for riders. But under certain circumstances within the first 15 Policy years, the Owner may be taxed on a withdrawal of Policy values even if total withdrawals do not exceed total premiums paid.

  JHVLICO also believes that, except as noted below, loans received under the Policy will be treated as indebtedness of an Owner and that no part of any loan will constitute income to the Owner. However, the amount of any loan outstanding will be taxed to the Owner if a Policy lapses.

  Distributions under Policies on which premiums greater than the "7-pay" limit (see "Premiums--7-Pay Premium Limit") have been paid will be treated as distributions from a "modified endowment," which are subject to special taxation based on Federal tax law. The Owner of such a Policy will be taxed on distributions such as loans, surrenders and partial withdrawals to the extent of any income (gain) to the Owner (income-first basis). The distributions affected will be those made on or after, and within the two year period prior to, the time the Policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on affected income distributed before the Owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a Policy (such as an increase in Additional Sum Insured, the addition of certain other Policy benefits after issue, or reinstatement of a lapsed Policy), the Policy will be subject to a new "7-pay" test, with the possibility of a tax on distributions if it were subsequently to become a modified endowment. Moreover, if benefits under a Policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits, or Policy termination) during the 7 years in which the 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the Policy will become a modified endowment.

  All modified endowments issued by the same insurer (or affiliates) to the Owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. Your tax advisor should be consulted if you have questions regarding the possible impact of the 7-pay limit on your Policy.

  Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary.

CHARGE FOR JHVLICO'S TAXES

  Except for the DAC Tax charge, JHVLICO currently makes no charge for Federal income taxes that may be attributable to this class of Policies. If JHVLICO incurs, or expects to incur, income taxes attributable to this class of Policies or any Subaccount in the future, it reserves the right to make a charge for those taxes.

  Under current laws, JHVLICO may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes may be made.

CORPORATE AND H.R. 10 PLANS

  The Policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized.

              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


   Directors--Officers                    Principal Occupations
   -------------------                    ---------------------
   David F. D'Alessandro  Chairman of the Board and Chief Executive Officer of
                          JHVLICO; President and Chief Operating Officer, John
                          Hancock Mutual Life Insurance Company.
   Henry D. Shaw          Vice Chairman of the Board and President of JHVLICO;
                          Senior Vice President, John Hancock Mutual Life
                          Insurance Company.
   Thomas J. Lee          Director of JHVLICO; Vice President, John Hancock
                          Mutual Life Insurance Company.
   Michele G. Van Leer    Director of JHVLICO; Senior Vice President, John
                          Hancock Mutual Life Insurance Company.
   Ronald J. Bocage       Director, Vice President and Counsel, JHVLICO; Vice
                          President and Counsel, John Hancock Mutual Life
                          Insurance Company.
   Joseph A. Tomlinson    Director and Vice President, JHVLICO; Vice President,
                          John Hancock Mutual Life Insurance Company.
   Robert R. Reitano      Director of JHVLICO; Vice President, John Hancock
                          Mutual Life Insurance Company.
   Robert S. Paster       Director of JHVLICO; Second Vice President, John
                          Hancock Mutual Life Insurance Company.
   Barbara L. Luddy       Director and Actuary, JHVLICO; Second Vice President,
                          John Hancock Mutual Life Insurance Company.
   Daniel L. Ouellette    Vice President, Marketing, JHVLICO; Vice President,
                          John Hancock Mutual Life Insurance Company.
   Patrick F. Smith       Controller of JHVLICO; Assistant Controller, John
                          Hancock Mutual Life Insurance Company.



  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                                    REPORTS

  At least once each Policy year a statement will be sent to the Owner setting forth the amount of the death benefit, Basic Sum Insured, Additional Sum Insured, Account Value, the portion of the Account Value in each Subaccount, Surrender Value, premiums received and charges deducted from premiums since the last report, and any outstanding Policy loan (and interest charged for the preceding Policy year) as of the last day of such year. Moreover, confirmations will be furnished to Owners of premium payments, transfers among Subaccounts, Policy loans, partial withdrawals and certain other Policy transactions.

  Owners will be sent semiannually a report containing the financial statements of the Fund, including a list of securities held in each Portfolio.

                               VOTING PRIVILEGES

  All of the assets in the variable Subaccounts of the Account are invested in shares of the corresponding Portfolios of the Fund. JHVLICO will vote the shares of each of the Portfolios of the Fund which are deemed attributable to qualifying variable life insurance policies and variable annuity contracts at regular and special meetings of the Fund's shareholders in accordance with instructions received from owners of such policies or contracts. Shares of the Fund held in the Account which are not attributable to such policies or contracts and shares for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportions as the votes based upon the instructions received from the owners of all such policies and contracts.

  The number of Fund shares held in each variable Subaccount deemed attributable to each owner is determined by dividing the amount of a Policy's Account Value held in the variable Subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that variable Subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Fund's meeting.

  Owners of Policies may give instructions regarding the election of the Board of Trustees of the Fund, ratification of the selection of independent auditors, approval of Fund investment advisory agreements and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

  JHVLICO may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to change the investment objectives of the Portfolios of the Fund or to approve or disapprove an investment advisory or underwriting contract for the Fund. JHVLICO also may disregard voting instructions in favor of changes initiated by an owner or the Fund's Board of Trustees in an investment policy, investment adviser or principal underwriter of the Fund, if JHVLICO (i) reasonably disapproves of such changes and (ii) in the case of a change of investment policy or investment adviser, makes a good-faith determination that the proposed change is contrary to state law or prohibited by state regulatory authorities or that the change would be inconsistent with a variable Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of JHVLICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the variable Subaccount. In the event JHVLICO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to owners.

                         CHANGES THAT JHVLICO CAN MAKE

  The voting privileges described in this Prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which the Policies belong from the Account to another separate account or variable Subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be

JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the Portfolio shares held by a Subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. JHVLICO would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

                                 LEGAL MATTERS

  The legal validity of the Policies described in this Prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised JHVLICO on certain Federal securities law matters in connection with the Policies.

                             REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Commission. More details may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of the Account and JHVLICO included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by Malcolm Cheung, F.S.A., an Actuary of JHVLICO.

                              FINANCIAL STATEMENTS

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the Policies.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997


                             Large Cap    Sovereign   International  Small Cap   International   Mid Cap    Large Cap
                              Growth        Bond        Equities       Growth      Balanced       Growth      Value
                            Subaccount   Subaccount    Subaccount    Subaccount   Subaccount    Subaccount  Subaccount
                            -----------  -----------  -------------  ----------  -------------  ----------  ----------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value......... $32,504,276  $19,461,475   $8,790,049    $2,504,952   $1,475,245    $3,614,752  $5,190,146
Investments in shares of
 portfolios of M Fund
 Inc., at value............          --           --           --            --           --            --          --
Receivable from:
 John Hancock Variable
  Series Trust I...........     133,074       65,642       50,618        36,983           20         1,467      56,855
 M Fund Inc................          --           --           --            --           --            --          --
                            -----------  -----------   ----------    ----------   ----------    ----------  ----------
TOTAL ASSETS...............  32,637,350   19,527,117    8,840,667     2,541,935    1,475,265     3,616,219   5,247,001
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance Company...     132,745       65,444       50,522        36,949           --         1,429      56,794
 M Fund Inc................          --           --           --            --           --            --          --
Asset charges payable......         329          198           96            34           20            38          61
                            -----------  -----------   ----------    ----------   ----------    ----------  ----------
TOTAL LIABILITIES..........     133,074       65,642       50,618        36,983           20         1,467      56,855
                            -----------  -----------   ----------    ----------   ----------    ----------  ----------
NET ASSETS................. $32,504,276  $19,461,475   $8,790,049    $2,504,952   $1,475,245    $3,614,752  $5,190,146
                            ===========  ===========   ==========    ==========   ==========    ==========  ==========
                              Money       Mid Cap       Special      Real Estate
                              Market       Value     Opportunities     Equity
                            Subaccount   Subaccount   Subaccount     Subaccount
                            -----------  ----------  -------------  -------------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value......... $14,171,123  $6,066,901   $8,833,185     $4,191,379
Investments in shares of
 portfolios of M Fund
 Inc., at value............          --          --           --             --
Receivable from:
 John Hancock Variable
  Series Trust I...........     907,716      32,571        1,906          4,723
 M Fund Inc................          --          --           --             --
                            -----------  ----------   ----------     ----------
TOTAL ASSETS...............  15,078,839   6,099,472    8,835,091      4,196,102
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance Company...     907,538      32,502        1,806          4,668
 M Fund Inc................          --          --           --             --
Asset charges payable......         178          69          100             55
                            -----------  ----------   ----------     ----------
TOTAL LIABILITIES..........     907,716      32,571        1,906          4,723
                            -----------  ----------   ----------     ----------
NET ASSETS................. $14,171,123  $6,066,901   $8,833,185     $4,191,379
                            ===========  ==========   ==========     ==========

---------
See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

DECEMBER 31, 1997

                                                      Short-Term                                                         Turner
                             Growth &                    U.S.      Small Cap   International    Equity     Strategic      Core
                              Income       Managed    Government     Value     Opportunities     Index        Bond       Growth
                            Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount   Subaccount  Subaccount
                            -----------  -----------  -----------  ----------  -------------  -----------  ----------  ----------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value........  $47,996,192  $21,775,321  $12,476,155  $3,972,890   $6,035,554    $16,437,919  $1,620,281  $       --
Investments in shares of
 portfolios of M Fund
 Inc., at value...........           --           --           --          --           --             --          --   1,014,974
Receivable from:
 John Hancock Variable
  Series Trust I..........       82,373      207,062       13,811      65,403       83,379         81,011      96,827          --
 M Fund Inc...............           --           --           --          --           --             --          --       1,017
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
TOTAL ASSETS..............   48,078,565   21,982,383   12,489,966   4,038,293    6,118,933     16,518,930   1,717,108   1,015,991
LIABILITIES
Payable to:
John Hancock Variable Life
 Insurance Company........       81,787      206,820       13,698      65,352       83,313         80,813      96,806          --
 M Fund Inc...............           --           --           --          --           --             --          --       1,004
Asset charges payable.....          586          242          113          51           66            198          21          13
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
TOTAL LIABILITIES.........       82,373      207,062       13,811      65,403       83,379         81,011      96,827       1,017
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
NET ASSETS................  $47,996,192  $21,775,321  $12,476,155  $3,972,890   $6,035,554    $16,437,919  $1,620,281  $1,014,974
                            ===========  ===========  ===========  ==========   ==========    ===========  ==========  ==========
                              Edinburgh      Frontier
                            International    Capital       Enhanced
                               Equity      Appreciation   U.S. Equity
                             Subaccount     Subaccount    Subaccount
                            -------------  ------------  -------------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value........   $       --     $       --     $     --
Investments in shares of
 portfolios of M Fund
 Inc., at value...........    2,336,598      5,392,998      497,205
Receivable from:
 John Hancock Variable
  Series Trust I..........           --             --           --
 M Fund Inc...............           81         13,180        6,438
                             ----------     ----------     --------
TOTAL ASSETS..............    2,336,679      5,406,178      503,643
LIABILITIES
Payable to:
John Hancock Variable Life
 Insurance Company........           --             --           --
 M Fund Inc...............           55         13,127        6,433
Asset charges payable.....           26             53            5
                             ----------     ----------     --------
TOTAL LIABILITIES.........           81         13,180        6,438
                             ----------     ----------     --------
NET ASSETS................   $2,336,598     $5,392,998     $497,205
                             ==========     ==========     ========

---------
See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                      Large Cap Growth Subaccount        Sovereign Bond Subaccount
                                   ----------------------------------  -----------------------------
                                      1997         1996        1995      1997       1996      1995
                                   ----------  ------------  --------  --------  ---------  --------
Investment income:
 Distribution received from:
  John Hancock Variable
   Series Trust I...............   $2,884,498  $ 2,452,382   $509,637  $855,742  $242,881   $ 66,972
  M Fund, Inc...................           --           --         --        --        --         --
                                   ----------  -----------   --------  --------  --------   --------
Total investment income.........    2,884,498    2,452,382    509,637   855,742   242,881     66,972
Expenses:
 Mortality and expense risks....       91,256       49,880     17,330    39,184    14,129      4,148
                                   ----------  -----------   --------  --------  --------   --------
Net investment income (loss)....    2,793,242    2,402,502    492,307   816,558   228,752     62,824
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses)....      619,721      444,487    126,908    80,538     5,746     21,718
 Net unrealized appreciation
  (depreciation) during the
  period........................    2,301,920   (1,104,574)   180,251    63,687   (69,973)    34,574
                                   ----------  -----------   --------  --------  --------   --------
Net realized and unrealized
 gain (loss) on investments.....    2,921,641     (660,087)   307,159   144,225   (64,227)    56,292
                                   ----------  -----------   --------  --------  --------   --------
Net increase (decrease) in
 net assets resulting from
 operations.....................   $5,714,883  $ 1,742,415   $799,466  $960,783  $164,525   $119,116
                                   ==========  ===========   ========  ========  ========   ========
                                                                              Small Cap
                                                                               Growth          International Balanced
                                    International Equities Subaccount        Subaccount              Subaccount
                                   ----------------------------------    -------------------   -----------------------
                                       1997         1996       1995        1997      1996*        1997         1996*
                                   -----------    --------   --------    --------   --------   ---------     ---------
Investment income:
 Distribution received from:
  John Hancock Variable
   Series Trust I...............   $   422,913    $ 52,188   $ 19,501    $    473   $    512    $ 61,249      $2,947
 M Fund, Inc....................            --          --         --          --         --          --          --
                                   -----------    --------   --------    --------   --------    --------      ------
Total investment income.........       422,913      52,188     19,501         473        512      61,249       2,947
Expenses:
 Mortality and expense risks....        33,893      23,132     10,434       6,547      1,547       4,443         356
                                   -----------    --------   --------    --------   --------    --------      ------
Net investment income (loss)....       389,020      29,056      9,067      (6,074)    (1,035)     56,806       2,591
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses)....       244,810     165,730    (25,931)     21,707    (40,018)      8,667          56
 Net unrealized appreciation
  (depreciation) during the
  period........................    (1,219,540)    137,729    153,715     126,699     (2,665)    (67,714)      5,307
                                   -----------    --------   --------    --------   --------    --------      ------
Net realized and unrealized
 gain (loss) on investments.....      (974,730)    303,459    127,784     148,406    (42,683)    (59,047)      5,363
                                   -----------    --------   --------    --------   --------    --------      ------
Net increase (decrease) in
 net assets resulting from
 operations.....................   $  (585,710)   $332,515   $136,851    $142,332   $(43,718)   $ (2,241)     $7,954
                                   ===========    ========   ========    ========   ========    ========      ======
                                    Mid Cap Growth         Large Cap
                                      Subaccount             Value
                                        Manage             Subbcount
                                   -----------------   ------------------
                                     1997      1996*     1997      1996*
                                   --------   ------   --------  --------
Investment income:
 Distribution received from:
  John Hancock Variable
   Series Trust I...............   $     --   $1,177   $194,199   $13,644
 M Fund, Inc....................         --       --         --        --
                                   --------   ------   --------   -------
Total investment income.........               1,177    194,199    13,644
Expenses:
 Mortality and expense risks....      8,287      719     11,163       964
                                   --------   ------   --------   -------
Net investment income (loss)....     (8,287)     458    183,036    12,680
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses)....      1,235     (391)   164,821     1,327
 Net unrealized appreciation
  (depreciation) during the
  period........................    486,186    6,440    279,449    23,553
                                   --------   ------   --------   -------
Net realized and unrealized
 gain (loss) on investments.....    487,421    6.049    444,270    24,880
                                   --------   ------   --------   -------
Net increase (decrease) in
 net assets resulting from
 operations.....................   $479,134   $6,507   $627,306   $37,560
                                   ========   ======   ========   =======

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                   Mid Cap Value
                                     Money Market Subaccount        Subaccount       Special Opportunities Subaccount
                                   ----------------------------  ------------------  --------------------------------
                                     1997      1996      1995      1997      1996*      1997        1996       1995
                                   --------  --------  --------  --------   -------  ---------    --------   --------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I.......................  $758,434  $287,321  $119,746  $446,081   $ 6,878  $ 878,600    $238,163   $ 40,159
  M Fund Inc.....................        --        --        --        --        --         --          --         --
                                   --------  --------  --------  --------   -------  ---------    --------   --------
Total investment income..........   758,434   287,321   119,746   446,081     6,878    878,600     238,163     40,159

Expenses:
 Mortality and expense risks.....    66,882    30,722    12,117    11,421       377     35,934      21,146      4,949
                                   --------  --------  --------  --------   -------  ---------    --------   --------
Net investment income............   691,552   256,599   107,629   434,660     6,501    842,666     217,017     35,210

Net realized and unrealized gain
 (loss) on investments:
  Net realized gains.............        --        --        --   101,787       845    297,666     317,400     28,812
  Net unrealized appreciation
   (depreciation) during the
   period........................        --        --        --   (39,717)   13,910   (730,748)    344,786    185,349
                                   --------  --------  --------  --------   -------  ---------    --------   --------
  Net realized and unrealized
   gain (loss) on investments....        --        --        --    62,070    14,755   (433,082)    662,186    214,161
                                   --------  --------  --------  --------   -------  ---------    --------   --------

Net increase in net assets
 resulting from operations.......  $691,552  $256,599  $107,629  $496,730   $21,256  $ 409,584    $879,203   $249,371
                                   ========  ========  ========  ========   =======  =========    ========   ========

                                    Real Estate Equity Subaccount        Growth & Income Subaccount
                                   ------------------------------   ------------------------------------
                                     1997        1996       1995       1997        1996          1995
                                   --------    --------   -------   ----------  ----------    ----------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I.......................  $246,677    $ 50,204   $32,578   $5,917,063  $3,056,625    $  669,643
  M Fund Inc.....................        --          --        --           --          --            --
                                   --------    --------   -------   ----------  ----------    ----------
Total investment income..........   246,677      50,204    32,578    5,917,063   3,056,625       669,643

Expenses:
 Mortality and expense risks.....    13,879       4,547     2,766      169,135      89,391        23,428
                                   --------    --------   -------   ----------  ----------    ----------
Net investment income............   232,798      45,657    29,812    5,747,928   2,967,234       646,215

Net realized and unrealized gain
 (loss) on investments:
  Net realized gains.............   252,095      19,122       613    2,390,414     512,402       170,322
  Net unrealized appreciation
   (depreciation) during the
   period........................   (13,488)    191,067    25,077      435,778    (496,647)      322,628
                                   --------    --------   -------   ----------  ----------    ----------
  Net realized and unrealized
   gain (loss) on investments....   238,607     210,189    25,690    2,826,192      15,755       492,950
                                   --------    --------   -------   ----------  ----------    ----------

Net increase in net assets
 resulting from operations.......  $471,405    $255,846   $55,502   $8,574,120  $2,982,989    $1,139,165
                                   ========    ========   =======   ==========  ==========    ==========

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                         Short-Term U.S.
                                                      Managed Subaccount              Government Subaccount
                                             ----------------------------------  ------------------------------
                                                1997         1996        1995       1997       1996      1995
                                             -----------  ----------   --------  ---------   --------   -------
Investment income:
 Distributions received from:
 John Hancock Variable Series Trust I......  $ 1,879,954  $1,281,149   $316,774  $ 415,542   $181,937   $64,502
  M Fund Inc...............................           --          --         --         --         --        --
                                             -----------  ----------   --------  ---------   --------   -------
Total investment income....................    1,879,954   1,281,149    316,774    415,542    181,937    64,502

Expenses:
 Mortality and expense risks...............       65,383      35,103     10,978     20,551      9,277     2,917
                                             -----------  ----------   --------  ---------   --------   -------
Net investment income......................    1,814,571   1,246,046    305,796    394,991    172,660    61,585

Net realized and unrealized gain (loss) on
 investments:
  Net realized gains.......................      171,318     124,493    179,131     35,294    (52,888)    8,251
  Net unrealized appreciation
   (depreciation) during the
   year....................................      715,231    (507,517)    51,622    (25,976)    (7,734)   22,112
                                             -----------  ----------   --------  ---------   --------   -------
  Net realized and unrealized gain (loss)
   on investments..........................      886,549    (383,024)   230,753      9,318    (60,622)   30,363
                                             -----------  ----------   --------  ---------   --------   -------

Net increase (decrease) in net assets
 resulting from operations.................  $ 2,701,120  $  863,022   $536,549  $ 404,309   $112,038   $91,948
                                             ===========  ==========   ========  =========   ========   =======
                                                                       International
                                               Small Cap Value         Opportunities            Equity Index
                                                  Subaccount            Subaccount               Subaccount
                                             -------------------   --------------------    ---------------------
                                                1997       1996*      1997        1996*        1997        1996*
                                             ---------   -------   ----------   -------    -----------   -------
Investment income:
 Distributions received from:
 John Hancock Variable Series Trust I......  $ 299,278   $ 8,296   $   69,078   $ 2,965    $   409,920   $23,300
  M Fund Inc...............................         --        --           --        --             --        --
                                             ---------   -------   ----------   -------    -----------   -------
Total investment income....................    299,278     8,296       69,078     2,965        409,920    23,300

Expenses:
 Mortality and expense risks...............      8,494       523       13,177     1,439         31,223     1,962
                                             ---------   -------   ----------   -------    -----------   -------
Net investment income......................    290,784     7,773       55,901     1,526        378,697    21,338

Net realized and unrealized gain (loss) on
 investments:
  Net realized gains.......................     75,149        58       80,782       242        901,978    17,398
  Net unrealized appreciation
   (depreciation) during the
   year....................................    (18,626)   14,046     (260,664)   36,666        392,256    55,782
                                             ---------   -------   ----------   -------    -----------   -------
  Net realized and unrealized gain (loss)
   on investments..........................     56,523    14,104     (179,882)   36,908      1,294,234    73,180
                                             ---------   -------   ----------   -------    -----------   -------

Net increase (decrease) in net assets
 resulting from operations.................  $ 347,307   $21,877   $ (123,981)  $38,434    $ 1,672,931   $94,518
                                             =========   =======   ==========   =======    ===========   =======

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                  Strategic                                   Edinburgh               Frontier           Enhanced
                                    Bond          Turner Core Growth    International Equity    Capital Appreciation       U.S.
                                 Subaccount            Subaccount            Subaccount              Subaccount           Equity
                              -----------------   ------------------    --------------------    --------------------    Subaccount
                                1997     1996*      1997      1996*       1997        1996*       1997       1996*        1997**
                              --------   ------   --------   -------    --------    --------    ---------   --------    ----------

Investment income:
 Distributions received from:
  John Hancock Variable
   Series Trust I . . . . .   $ 74,850   $7,425   $     --   $    --    $     --    $     --    $      --   $     --     $    --
  M Fund Inc. . . . . . . .         --       --     91,360    21,778      32,677       5,263      128,190         --      15,335
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------
Total investment income . .     74,850    7,425     91,360    21,778      32,677       5,263      128,190                 15,335

Expenses:
 Mortality and expense risks     3,820      349      4,071     2,140       7,502       2,280       10,040      1,679         478
Net investment income (loss)    71,030    7,076     87,289    19,638      25,175       2,983      118,150     (1,679)     14,857

Net realized and unrealized
 gain (loss) on investments:
  Net realized gains
   (losses) . . . . . . . .      8,335       22     76,711    (9,767)     12,541      (2,433)     614,358    (21,044)      4,177
  Net unrealized appreciation
   (depreciation) during the
   year . . . . . . . . . .    (11,727)    (591)    32,626    16,054     (26,022)    (12,286)    (368,570)     5,101       6,844
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------
Net realized and unrealized
 gain (loss) on investments     (3,392)    (569)   109,337     6,287     (13,481)    (14,719)     245,788    (15,943)     11,021
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------

Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . .   $ 67,638   $6,507   $196,626   $25,925    $ 11,694    $(11,736)   $ 363,938   $(17,622)    $25,878
                              ========   ======   ========   =======    ========    ========    =========   ========     =======

---------
*    From May 1, 1996 (commencement of operations).
**   From July 1, 1997 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                          Large Cap Growth Subaccount                Sovereign Bond Subaccount
                                    ----------------------------------------   -------------------------------------
                                        1997          1996          1995          1997          1996         1995
                                    ------------   -----------   -----------   -----------   ----------   ----------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) . .   $  2,793,242   $ 2,402,502   $   492,307   $   816,558   $  228,752   $   62,824
 Net realized gains (losses). . .        619,721       444,487       126,908        80,538        5,746       21,718
 Net unrealized appreciation
 (depreciation) during the period      2,301,920    (1,104,574)      180,251        63,687      (69,973)      34,574
                                    ------------   -----------   -----------   -----------   ----------   ----------
Net increase (decrease) in net
 assets resulting from operations      5,714,883     1,742,415       799,466       960,783      164,525      119,116

From policyholder transactions:
 Net premiums from policyholders.     20,264,849    13,036,922     8,115,186    21,324,560    4,312,776    1,370,188
 Net benefits to policyholders. .    (10,390,849)   (4,928,834)   (2,752,131)   (8,009,615)    (679,839)    (318,068)
                                    ------------   -----------   -----------   -----------   ----------   ----------
 Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . . .      9,874,000     8,108,088     5,363,055    13,314,945    3,632,937    1,052,120
                                    ------------   -----------   -----------   -----------   ----------   ----------
Net increase in net assets. . . .     15,588,883     9,850,503     6,162,521    14,275,728    3,797,462    1,171,236

Net assets at beginning of period     16,915,393     7,064,890       902,369     5,185,747    1,388,285      217,049
                                    ------------   -----------   -----------   -----------   ----------   ----------

Net assets at end of period . . .   $ 32,504,276   $16,915,393   $ 7,064,890   $19,461,475   $5,185,747   $1,388,285
                                    ============   ===========   ===========   ===========   ==========   ==========
                                                                                  Small Cap Growth       International Balanced
                                       International Equities Subaccount             Subaccount                Subaccount
                                    ---------------------------------------   ------------------------   ----------------------
                                       1997          1996          1995          1997         1996*         1997         1996*
                                    -----------   -----------   -----------   -----------   ----------   ----------    --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) . .   $   389,020   $    29,056   $     9,067   $    (6,074)  $   (1,035)  $   56,806    $  2,591
 Net realized gains (losses). . .       244,810       165,730       (25,931)       21,707      (40,018)       8,667          56
 Net unrealized appreciation
 (depreciation) during the period    (1,219,540)      137,729       153,715       126,699       (2,665)     (67,714)      5,307
                                    -----------   -----------   -----------   -----------   ----------   ----------    --------
Net increase (decrease) in net
 assets resulting from operations      (585,710)      332,515       136,851       142,332      (43,718)      (2,241)      7,954

From policyholder transactions:
 Net premiums from policyholders.     8,150,400     4,750,218     2,620,265     2,870,481    1,120,880    1,608,069     148,617
 Net benefits to policyholders. .    (4,505,840)   (1,906,352)   (1,194,625)   (1,005,386)    (579,637)    (282,878)     (4,276)
                                    -----------   -----------   -----------   -----------   ----------   ----------    --------
 Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . . .     3,644,560     2,843,866     1,425,640     1,865,095      541,243    1,325,191     144,341
                                    -----------   -----------   -----------   -----------   ----------   ----------    --------
Net increase in net assets. . . .     3,058,850     3,176,381     1,562,491     2,007,427      497,525    1,322,950     152,295

Net assets at beginning of period     5,731,199     2,554,818       992,327       497,525           --      152,295          --
                                    -----------   -----------   -----------   -----------   ----------   ----------    --------

Net assets at end of period . . .   $ 8,790,049   $ 5,731,199   $ 2,554,818   $ 2,504,952   $  497,525   $1,475,245    $152,295
                                    ===========   ===========   ===========   ===========   ==========   ==========    ========
                                       Mid Cap Growth          Large Cap Value
                                         Subaccount               Subaccount
                                    ---------------------   -----------------------
                                       1997       1996*        1997         1996*
                                    ----------   --------   -----------   ---------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) . .   $   (8,287)  $    458   $   183,036    $ 12,680
 Net realized gains (losses). . .        1,235       (391)      164,821       1,327
 Net unrealized appreciation
 (depreciation) during the period      486,186      6,440       279,449      23,553
                                    ----------   --------   -----------    --------
Net increase (decrease) in net
 assets resulting from operations      479,134      6,507       627,306      37,560

From policyholder transactions:
 Net premiums from policyholders.    3,212,754    858,546     5,421,062     767,660
 Net benefits to policyholders. .     (915,459)   (26,730)   (1,620,578)    (42,864)
                                    ----------   --------   -----------    --------
 Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . . .    2,297,295    831,816     3,800,484     724,796
                                    ----------   --------   -----------    --------
Net increase in net assets. . . .    2,776,429    838,323     4,427,790     762,356

Net assets at beginning of period      838,323         --       762,356          --
                                    ----------   --------   -----------    --------

Net assets at end of period . . .   $3,614,752   $838,323   $ 5,190,146    $762,356
                                    ==========   ========   ===========    ========

---------
*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                    Mid Cap
                                                                                     Value
                                         Money Market Subaccount                   Subaccount
                               -------------------------------------------   ----------------------
                                   1997            1996           1995          1997        1996*
                               -------------   ------------   ------------   -----------   --------
Increase in net assets from
 operations:
 Net investment income . . .   $     691,552   $    256,599   $    107,629   $   434,660   $  6,501
 Net realized gains                       --             --             --       101,787        845
 Net unrealized appreciation
 (depreciation) during the
 period. . . . . . . . . . .              --             --             --       (39,717)    13,910
                               -------------   ------------   ------------   -----------   --------
Net increase in net assets
 resulting from operations .         691,552        256,599        107,629       496,730     21,256

From policyholder
 transactions:
 Net premiums from
 policyholders . . . . . . .     103,737,470     36,814,029     19,983,940     6,323,061    324,248
 Net benefits to
 policyholders . . . . . . .    (100,296,756)   (31,658,283)   (17,720,190)   (1,089,206)    (9,188)
                               -------------   ------------   ------------   -----------   --------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . .       3,440,714      5,155,746      2,263,750     5,233,855    315,060
                               -------------   ------------   ------------   -----------   --------
Net increase in net assets .       4,132,266      5,412,345      2,371,379     5,730,585    336,316

Net assets at beginning of
 period. . . . . . . . . . .      10,038,857      4,626,512      2,255,133       336,316         --
                               -------------   ------------   ------------   -----------   --------

Net assets at end of period.   $  14,171,123   $ 10,038,857   $  4,626,512   $ 6,066,901   $336,316
                               =============   ============   ============   ===========   ========
                                  Special Opportunities Subaccount         Real Estate Equity Subaccount
                               --------------------------------------   ------------------------------------
                                  1997          1996          1995         1997          1996        1995
                               -----------   -----------   ----------   -----------   ----------   ---------
Increase in net assets from
 operations:
 Net investment income . . .   $   842,666   $   217,017   $   35,210   $   232,798   $   45,657   $  29,812
 Net realized gains                297,666       317,400       28,812       252,095       19,122         613
 Net unrealized appreciation
 (depreciation) during the
 period. . . . . . . . . . .      (730,748)      344,786      185,349       (13,488)     191,067      25,077
                               -----------   -----------   ----------   -----------   ----------   ---------
Net increase in net assets
 resulting from operations .       409,584       879,203      249,371       471,405      255,846      55,502

From policyholder
 transactions:
 Net premiums from
 policyholders . . . . . . .     8,511,081     4,939,686    1,639,491     4,833,914      748,683     466,306
 Net benefits to
 policyholders . . . . . . .    (6,274,668)   (1,301,761)    (551,692)   (2,393,463)    (295,788)   (370,910)
                               -----------   -----------   ----------   -----------   ----------   ---------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . .     2,236,413     3,637,925    1,087,799     2,440,451      452,895      95,396
                               -----------   -----------   ----------   -----------   ----------   ---------
Net increase in net assets .     2,645,997     4,517,128    1,337,170     2,911,858      708,741     150,898

Net assets at beginning of
 period. . . . . . . . . . .     6,187,188     1,670,060      332,890     1,279,523      570,782     419,884
                               -----------   -----------   ----------   -----------   ----------   ---------

Net assets at end of period.   $ 8,833,185   $ 6,187,188   $1,670,060   $ 4,191,379   $1,279,523   $ 570,782
                               ===========   ===========   ==========   ===========   ==========   =========
                                      Growth & Income Subaccount
                               -----------------------------------------
                                   1997          1996           1995
                               ------------   -----------   ------------
Increase in net assets from
 operations:
 Net investment income . . .   $  5,747,928   $ 2,967,234    $   646,215
 Net realized gains               2,390,414       512,402        170,322
 Net unrealized appreciation
 (depreciation) during the
 period. . . . . . . . . . .        435,778      (496,647)       322,628
                               ------------   -----------    -----------
Net increase in net assets
 resulting from operations .      8,574,120     2,982,989      1,139,165

From policyholder
 transactions:
 Net premiums from
 policyholders . . . . . . .     35,535,599    19,263,021      8,168,426
 Net benefits to
 policyholders . . . . . . .    (21,776,809)   (5,502,524)    (1,740,418)
                               ------------   -----------    -----------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . .     13,758,790    13,760,497      6,428,008
                               ------------   -----------    -----------
Net increase in net assets .     22,332,910    16,743,486      7,567,173

Net assets at beginning of
 period. . . . . . . . . . .     25,663,282     8,919,796      1,352,623
                               ------------   -----------    -----------

Net assets at end of period.   $ 47,996,192   $25,663,282    $ 8,919,796
                               ============   ===========    ===========

---------
*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                 Short-Term U.S.
                                                      Managed Subaccount                      Government Subaccount
                                            ---------------------------------------   --------------------------------------
                                               1997          1996          1995          1997          1996          1995
                                            -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $ 1,814,571   $ 1,246,046   $   305,796   $   394,991   $   172,660   $   61,585
 Net realized gains (losses). . . . . . .       171,318       124,493       179,131        35,294       (52,888)       8,251
 Net unrealized appreciation
  (depreciation) during the period. . . .       715,231      (507,517)       51,622       (25,976)       (7,734)      22,112
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . .     2,701,120       863,022       536,549       404,309       112,038       91,948

From policyholder transactions:
 Net premiums from policyholders. . . . .    16,914,475     9,996,216     5,502,408    12,911,228     8,757,242    2,439,840
 Net benefits to policyholders. . . . . .    (9,357,535)   (3,151,700)   (2,875,967)   (4,234,624)   (7,683,085)    (364,204)
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . .     7,556,940     6,844,516     2,626,441     8,676,604     1,074,157    2,075,636
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase in net assets. . . . . . . .    10,258,060     7,707,538     3,162,990     9,080,913     1,186,195    2,167,584

Net assets at beginning of period . . . .    11,517,261     3,809,723       646,733     3,395,242     2,209,047       41,463
                                            -----------   -----------   -----------   -----------   -----------   ----------

Net assets at end of period . . . . . . .   $21,775,321   $11,517,261   $ 3,809,723   $12,476,155   $ 3,395,242   $2,209,047
                                            ===========   ===========   ===========   ===========   ===========   ==========
                                               Small Cap Value      International Opportunities
                                                 Subaccount                  Subaccount
                                            ---------------------   ---------------------------
                                               1997       1996*          1997            1996*
                                            ----------   --------   ------------     ----------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $  290,784   $  7,773    $    55,901       $  1,526
 Net realized gains (losses). . . . . . .       75,149         58         80,782            242
 Net unrealized appreciation
  (depreciation) during the period. . . .      (18,626)    14,046       (260,664)        36,666
                                            ----------   --------    -----------       --------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . .      347,307     21,877       (123,981)        38,434

From policyholder transactions:
 Net premiums from policyholders. . . . .    4,182,527    335,271      8,906,153        960,081
 Net benefits to policyholders. . . . . .     (897,951)   (16,141)    (3,655,731)       (89,402)
                                            ----------   --------    -----------       --------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . .    3,284,576    319,130      5,250,422        870,679
                                            ----------   --------    -----------       --------
Net increase in net assets. . . . . . . .    3,631,883    341,007      5,126,441        909,113

Net assets at beginning of period . . . .      341,007         --        909,113             --
                                            ----------   --------    -----------       --------

Net assets at end of period . . . . . . .   $3,972,890   $341,007    $ 6,035,554       $909,113
                                            ==========   ========    ===========       ========

---------
*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                           Equity                  Strategic
                                                           Index                     Bond              Turner Core Growth
                                                         Subaccount               Subaccount               Subaccount
                                                  ------------------------   ---------------------   -----------------------
                                                     1997         1996*         1997       1996*        1997        1996*
                                                  -----------   ----------   ----------   --------   ----------   ----------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . . .   $   378,697   $   21,338   $   71,030   $  7,076   $   87,289   $   19,638
 Net realized gains (losses). . . . . . . . . .       901,978       17,398        8,335         22       76,711       (9,767)
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .       392,256       55,782      (11,727)      (591)      32,626       16,054
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase (decrease) in net assets resulting
 from operations. . . . . . . . . . . . . . . .     1,672,931       94,518       67,638      6,507      196,626       25,925

From policyholder transactions:
 Net premiums from policyholders. . . . . . . .    23,412,687    1,282,798    1,828,179    259,231      743,622    1,135,180
 Net benefits to policyholders. . . . . . . . .    (9,622,006)    (403,009)    (534,164)    (7,110)    (580,027)    (506,352)
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . . . . .    13,790,681      879,789    1,294,015    252,121      163,595      628,828
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase in net assets. . . . . . . . . . .    15,463,612      974,307    1,361,653    258,628      360,221      654,753

Net assets at beginning of period . . . . . . .       974,307           --      258,628         --      654,753           --
                                                  -----------   ----------   ----------   --------   ----------   ----------

Net assets at end of period . . . . . . . . . .   $16,437,919   $  974,307   $1,620,281   $258,628   $1,014,974   $  654,753
                                                  ===========   ==========   ==========   ========   ==========   ==========
                                                         Edinburgh                   Frontier             Enhanced
                                                    International Equity       Capital Appreciation          US
                                                         Subaccount                 Subaccount             Equity
                                                  ------------------------   ------------------------    Subaccount
                                                     1997         1996*         1997         1996*         1997**
                                                  -----------   ----------   -----------   ----------    ----------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . . .   $    25,175   $    2,983   $   118,150   $   (1,679)   $ 14,857
 Net realized gains (losses). . . . . . . . . .        12,541       (2,433)      614,358      (21,044)      4,177
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .       (26,022)     (12,286)     (368,570)       5,101       6,844
                                                  -----------   ----------   -----------   ----------    --------
Net increase (decrease) in net assets resulting
 from operations. . . . . . . . . . . . . . . .        11,694      (11,736)      363,938      (17,622)     25,878

From policyholder transactions:
 Net premiums from policyholders. . . . . . . .     2,484,010    1,021,041    10,030,418    1,535,063     475,503
 Net benefits to policyholders. . . . . . . . .    (1,088,249)     (80,162)   (5,969,436)    (549,363)     (4,176)
                                                  -----------   ----------   -----------   ----------    --------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . . . . .     1,395,761      940,879     4,060,982      985,700     471,327
                                                  -----------   ----------   -----------   ----------    --------
Net increase in net assets. . . . . . . . . . .     1,407,455      929,143     4,424,920      968,078     497,205

Net assets at beginning of period . . . . . . .       929,143           --       968,078           --          --
                                                  -----------   ----------   -----------   ----------    --------

Net assets at end of period . . . . . . . . . .   $ 2,336,598   $  929,143   $ 5,392,998   $  968,078    $497,205
                                                  ===========   ==========   ===========   ==========    ========

---------
*   From May 1, 1996 (commencement of operations).
**  From July 1, 1997 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

  John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-two subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-two Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity, Frontier Capital Appreciation, and Enhanced U.S. Equity Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
 Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date.
 Realized gains and losses on sales of Fund shares are determined on the basis of identified cost.

FEDERAL INCOME TAXES

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

2. SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

POLICY LOANS

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 1997, there were no outstanding policy loans.

3. TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1997 were as follows:


                                           Shares
Subaccount                                  Owned       Cost          Value
----------                                 ------       ----          -----
Large Cap Growth  . . . . . . . . . . .   1,561,287  $31,151,210   $32,504,276
Sovereign Bond  . . . . . . . . . . . .   1,956,128   19,437,026    19,461,475
International Equities  . . . . . . . .     578,299    9,765,082     8,790,049
Small Cap Growth  . . . . . . . . . . .     220,819    2,380,918     2,504,952
International Balanced  . . . . . . . .     145,916    1,537,651     1,475,245
Mid Cap Growth  . . . . . . . . . . . .     303,110    3,122,126     3,614,752
Large Cap Value . . . . . . . . . . . .     382,482    4,887,145     5,190,146
Money Market  . . . . . . . . . . . . .   1,417,112   14,171,123    14,171,123
Mid Cap Value . . . . . . . . . . . . .     437,535    6,092,708     6,066,901
Special Opportunities . . . . . . . . .     574,138    9,030,644     8,833,185
Real Estate Equity  . . . . . . . . . .     263,435    3,978,788     4,191,379
Growth & Income . . . . . . . . . . . .   2,890,378   47,801,795    47,996,192
Managed . . . . . . . . . . . . . . . .   1,517,509   21,524,241    21,775,321
Short-Term U.S. Government  . . . . . .   1,237,301   12,488,078    12,476,155
Small Cap Value . . . . . . . . . . . .     320,361    3,977,470     3,972,890
International Opportunities . . . . . .     567,935    6,259,552     6,035,554
Equity Index  . . . . . . . . . . . . .   1,156,526   15,989,880    16,437,919
Strategic Bond  . . . . . . . . . . . .     158,189    1,632,599     1,620,281
Turner Core Growth  . . . . . . . . . .      75,183      966,293     1,014,974
Edinburgh International Equity  . . . .     234,598    2,374,907     2,336,598
Frontier Capital Appreciation . . . . .     361,461    5,756,467     5,392,998
Enhanced U.S. Equity  . . . . . . . . .      32,949      490,361       497,205

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS--CONTINUED

  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund and of M Fund for the period ended December 31, 1997, were as follows:


Subaccount                                        Purchases       Sales
----------                                        ---------       -----
Large Cap Growth . . . . . . . . . . . . . . .   $20,094,623   $ 7,427,382
Sovereign Bond . . . . . . . . . . . . . . . .    21,367,667     7,236,163
International Equities . . . . . . . . . . . .     8,130,858     4,097,278
Small Cap Growth . . . . . . . . . . . . . . .     2,578,061       719,040
International Balanced . . . . . . . . . . . .     1,670,073       288,058
Mid Cap Growth . . . . . . . . . . . . . . . .     3,122,169       833,161
Large Cap Value  . . . . . . . . . . . . . . .     5,031,714     1,048,194
Money Market . . . . . . . . . . . . . . . . .    59,512,461    55,380,195
Mid Cap Value  . . . . . . . . . . . . . . . .     6,426,342       757,826
Special Opportunities  . . . . . . . . . . . .     8,664,245     5,585,165
Real Estate Equity . . . . . . . . . . . . . .     4,202,541     1,529,291
Growth & Income  . . . . . . . . . . . . . . .    37,713,543    18,206,825
Managed  . . . . . . . . . . . . . . . . . . .    17,294,008     7,922,497
Short-Term U.S. Government . . . . . . . . . .    13,060,114     3,988,519
Small Cap Value  . . . . . . . . . . . . . . .     4,303,961       728,601
International Opportunities  . . . . . . . . .     8,336,576     3,030,253
Equity Index . . . . . . . . . . . . . . . . .    22,483,862     8,314,485
Strategic Bond . . . . . . . . . . . . . . . .     1,944,789       579,743
Turner Core Growth . . . . . . . . . . . . . .       830,019       579,134
Edinburgh International Equity . . . . . . . .     2,552,366     1,131,429
Frontier Capital Appreciation  . . . . . . . .     9,434,861     5,293,298
Enhanced U.S. Equity . . . . . . . . . . . . .       561,076        74,892



5. IMPACT OF YEAR 2000 (UNAUDITED)

  The John Hancock Variable Life Account S, along with John Hancock Mutual Life Insurance Company, its ultimate parent (together, John Hancock), have developed a plan to modify or replace significant portions of the Account's computer information and automated technologies so that its systems will function properly with respect to the dates in the year 2000 and thereafter. The Account presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed timely, the year 2000 issue could have an adverse impact on the operations of the Account.

  John Hancock as early as 1994 had begun assessing, modifying and converting the software related to its significant systems and has initiated formal communications with its significant business partners and customers to determine the extent to which John Hancock's interface systems are vulnerable to those third parties' failure to remediate their own year 2000 issues. While John Hancock is developing alternative third party processing

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

arrangements as it deems appropriate, there is no guarantee that the systems of other companies on which the Account's systems rely will be converted timely or will not have an adverse effect on the Account's systems.

  The Account expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this completion target will be achieved.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders
John Hancock Variable Life Account S
  of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity, Frontier Capital Appreciation and Enhanced U.S. Equity Subaccounts) as of December 31, 1997, and the related statements of operations, and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.


                                                               Ernst & Young LLP

Boston, MA

February 6, 1998

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                               Ernst & Young LLP

Boston, MA

February 18, 1998

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                              December 31
                                                         ---------------------
                                                            1997        1996
                                                            ----        ----
                                                            (In millions)
ASSETS
Bonds--Note 6  . . . . . . . . . . . . . . . . . . . .   $1,092.7    $  753.5
Preferred stocks . . . . . . . . . . . . . . . . . . .       17.2         9.6
Common stocks  . . . . . . . . . . . . . . . . . . . .        2.3         1.4
Investment in affiliates . . . . . . . . . . . . . . .       79.1        72.0
Mortgage loans on real estate--Note 6  . . . . . . . .      273.9       212.1
Real estate  . . . . . . . . . . . . . . . . . . . . .       39.9        38.8
Policy loans . . . . . . . . . . . . . . . . . . . . .      106.8        80.8
Cash items:
  Cash in banks  . . . . . . . . . . . . . . . . . . .       83.1        26.7
  Temporary cash investments . . . . . . . . . . . . .       60.1         5.2
                                                         --------    --------
                                                            143.2        31.9
Premiums due and deferred  . . . . . . . . . . . . . .       33.8        36.8
Investment income due and accrued  . . . . . . . . . .       24.7        22.6
Other general account assets . . . . . . . . . . . . .       16.8        17.8
Assets held in separate accounts . . . . . . . . . . .    4,691.1     3,290.5
                                                         --------    --------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . .   $6,521.5    $4,567.8
                                                         ========    ========
OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves  . . . . . . . . . . . . . . . . . .   $1,124.3    $  877.8
  Federal income and other taxes payable--Note 1 . . .       36.1        29.4
  Other accrued expenses . . . . . . . . . . . . . . .      335.1        75.1
  Asset valuation reserve--Note 1  . . . . . . . . . .       18.6        16.6
  Obligations related to separate accounts . . . . . .    4,685.7     3,285.8
                                                         --------    --------
TOTAL OBLIGATIONS  . . . . . . . . . . . . . . . . . .    6,199.8     4,284.7
STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000 shares;
    issued and outstanding 50,000 shares . . . . . . .        2.5         2.5
  Paid-in capital  . . . . . . . . . . . . . . . . . .      377.5       377.5
Unassigned deficit . . . . . . . . . . . . . . . . . .      (58.3)      (96.9)
                                                         --------    --------
TOTAL STOCKHOLDER'S EQUITY . . . . . . . . . . . . . .      321.7       283.1
                                                         --------    --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY . . . . . .   $6,521.5    $4,567.8
                                                         ========    ========



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT


                                                     Year ended December 31
                                                     -----------------------
                                                        1997          1996
                                                        ----          ----
                                                          (In millions)
INCOME
  Premiums . . . . . . . . . . . . . . . . . . . .    $  872.7      $  820.6
  Net investment income--Note 3  . . . . . . . . .        89.7          76.1
  Other, net . . . . . . . . . . . . . . . . . . .       420.1         406.0
                                                      --------      --------
                                                       1,382.5       1,302.7
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries  . .       264.0         236.1
  Additions to reserves to provide for future
    payments to policyholders and beneficiaries  .       814.2         790.1
  Expenses of providing service to policyholders
    and obtaining new insurance--Note 5  . . . . .       216.2         183.8
  State and miscellaneous taxes  . . . . . . . . .        19.1          17.3
                                                      --------      --------
                                                       1,313.5       1,227.3
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE FEDERAL INCOME
      TAXES AND NET REALIZED CAPITAL LOSSES  . . .        69.0          75.4
Federal income taxes--Note 1                              38.5          38.6
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE NET REALIZED
      CAPITAL LOSSES . . . . . . . . . . . . . . .        30.5          36.8
Net realized capital losses--Note 4  . . . . . . .        (3.0)         (1.5)
                                                      --------      --------
     NET INCOME  . . . . . . . . . . . . . . . . .        27.5          35.3
Unassigned deficit at beginning of year  . . . . .       (96.9)       (131.3)
Net unrealized capital gains and other
 adjustments--Note 4 . . . . . . . . . . . . . . .         5.0           2.5
Other reserves and adjustments . . . . . . . . . .         6.1          (3.4)
                                                      --------      --------
     UNASSIGNED DEFICIT AT END OF YEAR . . . . . .    $  (58.3)     $  (96.9)
                                                      ========      ========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                     Year ended December 31
                                                     -----------------------
                                                        1997          1996
                                                        ----          ----
                                                          (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Insurance premiums . . . . . . . . . . . . . . .    $ 877.0       $ 824.2
  Net investment income  . . . . . . . . . . . . .       89.9          73.4
  Benefits to policyholders and beneficiaries  . .     (245.2)       (212.7)
  Dividends paid to policyholders  . . . . . . . .      (18.7)        (15.7)
  Insurance expenses and taxes . . . . . . . . . .     (250.2)       (196.6)
  Net transfers to separate accounts . . . . . . .     (703.2)       (524.2)
  Other, net . . . . . . . . . . . . . . . . . . .      379.9         386.7
                                                      -------       -------
     NET CASH PROVIDED FROM OPERATIONS . . . . . .      129.5         335.1
                                                      -------       -------
CASH FLOWS USED IN INVESTING ACTIVITIES:
  Bond purchases . . . . . . . . . . . . . . . . .     (621.6)       (489.9)
  Bond sales . . . . . . . . . . . . . . . . . . .      197.3         228.3
  Bond maturities and scheduled redemptions  . . .       34.1          27.8
  Bond prepayments . . . . . . . . . . . . . . . .       51.6          31.9
  Stock purchases  . . . . . . . . . . . . . . . .      (15.7)         (6.5)
  Proceeds from stock sales  . . . . . . . . . . .        6.7           0.4
  Real estate purchases  . . . . . . . . . . . . .       (1.3)        (10.5)
  Real estate sales  . . . . . . . . . . . . . . .        0.4           8.5
  Other invested assets purchases  . . . . . . . .       (1.0)          0.0
  Proceeds from the sale of other invested assets         0.3           1.5
  Mortgage loans issued  . . . . . . . . . . . . .      (94.5)        (84.4)
  Mortgage loan repayments . . . . . . . . . . . .       32.4          17.7
  Other, net . . . . . . . . . . . . . . . . . . .      393.1        (104.6)
                                                      -------       -------
     NET CASH USED IN INVESTING ACTIVITIES . . . .      (18.2)       (379.8)
                                                      -------       -------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
 INVESTMENTS . . . . . . . . . . . . . . . . . . .      111.3         (44.7)
Cash and temporary cash investments at beginning of
 year. . . . . . . . . . . . . . . . . . . . . . .       31.9          76.6
                                                      -------       -------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR    $ 143.2       $  31.9
                                                      =======       =======



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions or increased benefits, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be approved by the NAIC in 1998 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Goodwill is amortized on a straight-line basis over a ten year period.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $2.1 million in 1997 and $1.2 million in 1996.

  Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve (IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1997, the IMR, net of 1997 amortization of $1.2 million, amounted to $7.8 million, which is included in policy reserves. The corresponding 1996 amounts were $1.2 million and $5.9 million, respectively.

Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $13.1 million and $15.1 million at December 31, 1997 and 1996, respectively, and generally is amortized over a ten-year period using a straight-line method.

Accumulated amortization was $8.8 million and $6.7 million at December 31, 1997 and 1996, respectively.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1997. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 through 1997.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $29.6 million in 1997 and $33.5 million in 1996.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions or increased benefits. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. During 1997, the Company refined certain assumptions inherent in the calculation of reserves related to AIDS claims under individual life policies resulting in a $6.4 million increase in stockholder's equity at December 31, 1997.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

NOTE 2--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during each of 1997 and 1996. Unamortized goodwill at December 31, 1997 was $13.1 million and is being amortized over ten years on a straight-line basis.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.

NOTE 3--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                         1997   1996
                                                         ----   ----
                                                        (In millions)
Investment expenses  . . . . . . . . . . . . . . . . .   $5.0   $7.0
Interest expense . . . . . . . . . . . . . . . . . . .    0.7    0.0
Depreciation expense . . . . . . . . . . . . . . . . .    1.1    0.9
Investment taxes . . . . . . . . . . . . . . . . . . .    0.4    0.5
                                                         ----   ----
                                                         $7.2   $8.4
                                                         ====   ====



NOTE 4--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital losses consist of the following items:


                                                       1997     1996
                                                       ----     ----
                                                       (In millions)
Net gains (losses) from asset sales . . . . . . . .   $ 0.8    $(0.2)
Capital gains tax . . . . . . . . . . . . . . . . .    (0.7)    (1.0)
Net capital gains transferred to IMR  . . . . . . .    (3.1)    (0.3)
                                                      -----    -----
Realized Capital Losses . . . . . . . . . . . . . .   $(3.0)   $(1.5)
                                                      =====    =====

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS--CONTINUED

Net unrealized capital gains and other adjustments consist of the following items:


                                                       1997     1996
                                                       ----     ----
                                                      (In millions)
Net gains from changes in security values and book
 value adjustments  . . . . . . . . . . . . . . . .   $ 7.0    $ 3.7
Increase in asset valuation reserve . . . . . . . .    (2.0)    (1.2)
                                                      -----    -----
Net Unrealized Capital Gains and Other Adjustments    $ 5.0    $ 2.5
                                                      =====    =====



NOTE 5--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1997 and 1996 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $123.6 million and $111.7 million in 1997 and 1996, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $0.9 million and $1.6 million in 1997 and 1996, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1997 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $22.0 million and $24.5 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $10.1 million and $15.7 million in 1997 and 1996, respectively.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 through 1997 issues of certain retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, the Company made a net cash payment of $1.1 million and received a net cash payment of $35.0 million for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $9.8 million and $15.1 million and in 1997 and 1996, respectively.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1997 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock transferred $2.4 million of cash for mortality claims to the Company, which increased the Company's net gain from operations by $1.3 million.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS

The statement value and fair value of bonds are shown below:


                                               Gross       Gross
                                  Statement  Unrealized  Unrealized     Fair
Year ended December 31, 1997        Value      Gains       Losses      Value
----------------------------      ---------  ----------  ----------    -----
                                                 (In millions)
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies  . .   $  254.5     $ 0.2        $0.1      $  254.6
Obligations of states and
 political subdivisions . . . .       12.1       1.0         0.0          13.1
Debt securities issued by
 foreign governments  . . . . .        0.2       0.0         0.0           0.2
Corporate securities  . . . . .      712.7      43.9         2.7         753.9
Mortgage-backed securities  . .      113.2       3.5         0.0         116.7
                                  --------     -----        ----      --------
Total bonds . . . . . . . . . .   $1,092.7     $48.6        $2.8      $1,138.5
                                  ========     =====        ====      ========




                                                 Gross       Gross
                                    Statement  Unrealized  Unrealized    Fair
Year ended December 31, 1996          Value      Gains       Losses     Value
----------------------------        ---------  ----------  ----------   -----
                                               (In millions)
U.S. Treasury securities and
 obligations of U.S.
 government corporations and
 agencies. . . . . . . . . .         $   44.4    $ 0.2        $0.2      $ 44.4
Obligations of states and
 political subdivisions  . .             12.6      0.4         0.0        13.0
Debt securities issued by
 foreign governments . . . .              0.8      0.1         0.0         0.9
Corporate securities . . . .            623.2     29.8         3.4       649.6
Mortgage-backed securities .             72.5     10.2         0.1        82.6
                                     --------    -----        ----      ------
Total bonds  . . . . . . . .         $  753.5    $40.7        $3.7      $790.5
                                     ========    =====        ====      ======



The statement value and fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                                          Statement     Fair
                                                            Value      Value
                                                          ---------    -----
                                                             (In millions)
Due in one year or less . . . . . . . . . . . . . . . .   $   89.1    $   90.7
Due after one year through five years . . . . . . . . .      466.8       477.0
Due after five years through ten years  . . . . . . . .      284.2       299.2
Due after ten years . . . . . . . . . . . . . . . . . .      139.4       154.9
                                                          --------    --------
                                                             979.5     1,021.8
Mortgage-backed securities  . . . . . . . . . . . . . .      113.2       116.7
                                                          --------    --------
                                                          $1,092.7    $1,138.5
                                                          ========    ========



Gross gains of $1.1 million in 1997 and $1.3 million in 1996 and gross losses of $4.5 million in 1997 and $2.1 million in 1996 were realized from the sale of bonds.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS--CONTINUED

At December 31, 1997, bonds with an admitted asset value of $3.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

The cost of common stocks was $0.0 million at December 31, 1997 and 1996, respectively. Gross unrealized appreciation on common stocks totaled $2.3 million, and gross unrealized depreciation totaled $0.0 million at December 31, 1997. The fair value of preferred stock totaled $17.2 million at December 31, 1997 and $9.6 million at December 31, 1996.

Bonds with amortized cost of $2.0 million were nonincome producing for the twelve months ended December 31, 1997.

At December 31, 1997, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.


                          Statement          Geographic            Statement
    Property Type           Value           Concentration            Value
    -------------         ---------         -------------          ---------
                        (In millions)                            (In millions)
Apartments. . . . . .      $104.1      East North Central . .       $ 32.7
Hotels. . . . . . . .         3.8      Middle Atlantic  . . .         11.3
Industrial. . . . . .        51.3      Mountain . . . . . . .         17.9
Office buildings  . .        32.2      New England  . . . . .         35.8
Retail. . . . . . . .        33.2      Pacific  . . . . . . .         64.2
Agricultural. . . . .        38.8      South Atlantic . . . .         67.9
Other . . . . . . . .        10.5      West North Central . .          2.5
                                       West South Central . .         41.6
                           ------                                   ------
                           $273.9                                   $273.9
                           ======                                   ======

At December 31, 1997, the fair values of the commercial and agricultural mortgage loans portfolios were $243.8 million and $42.0 million, respectively. The corresponding amounts as of December 31, 1996 were approximately $189.0 million and $30.4 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1997 were 10.49% and 8.14% for agricultural loans and 8.53% and 7.42% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1997 were $427.4 million, $18.3 million, and $10.1 million, respectively. The corresponding amounts in 1996 were $384.3 million, $9.9 million, and $12.1 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business.
No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1997 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 8--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include swaps, caps, and future contracts.

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range through 2011. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into interest rate cap contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2007.

The Company also uses financial futures contracts to hedge public bonds intended for future sale in order to lock in the market value at the date of contract. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED

but not in the future cash requirements, as the Company intends to close the open positions prior to settlement. Net deferred losses on financial contracts were $2.8 million and $0.0 million at December 31, 1997 and 1996, respectively.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2009. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and in certain instances, maximum credit risk related to those instruments, is as follows:


                                                          December 31
                                                      -------------------
                                                        1997      1996
                                                        ----      ----
                                                         (In millions)
Futures contracts to sell securities . . . . . . . .   $  40.8   $ 73.0
                                                       =======   ======
Notional amount of interest rate swaps, currency rate
 swaps, and interest rate caps to:
  Receive variable rates . . . . . . . . . . . . . .   $ 323.7   $215.9
                                                       =======   ======
  Receive fixed rates  . . . . . . . . . . . . . . .   $  25.0   $ 26.6
                                                       =======   ======

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would not be material.

Based on the market rates in effect at December 31, 1997, the Company's interest rate swaps, currency rate swaps and interest rate caps represented (assets) liabilities to the Company with fair values of $7.8 million, $2.1 million and $(1.4) million, respectively. The corresponding amounts as of December 31, 1996 were $2.3 million, $(8.2) million, and $(2.0) million, respectively. The fair values of the swap agreements are not recognized in the financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:


                                                   December 31, 1997   Percent
                                                   -----------------   -------
                                                     (In millions)
Subject to discretionary withdrawal (with
 adjustment)
With market value adjustment . . . . . . . . . .       $    0.4          0.0%
At book value less surrender charge  . . . . . .          970.3         88.7
                                                       --------        -----
Total with adjustment  . . . . . . . . . . . . .          970.7         88.7
Subject to discretionary withdrawal at book value
 (without adjustment)  . . . . . . . . . . . . .          118.9         10.9
Not subject to discretionary withdrawal--general
 account . . . . . . . . . . . . . . . . . . . .            4.1          0.4
                                                       --------        -----
Total annuity reserves and deposit liabilities .       $1,093.7        100.0%
                                                       ========        =====



NOTE 10--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totalling $168.6 million and $28.3 million, respectively, at December 31, 1997. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $194.5 million at December 31, 1997. The majority of these commitments expire in 1998.

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1997. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                             Year ended December 31
                                   -----------------------------------------
                                            1997                  1996
                                   -----------------------  ----------------
                                    Carrying      Fair      Carrying    Fair
                                     Amount      Value       Amount    Value
                                    --------     -----      --------   -----
                                                 (In millions)
Assets
  Bonds--Note 6  . . . . . . . .    $1,092.7    $1,138.5     $753.5    $790.5
  Preferred stocks--Note 6 . . .        17.2        17.2        9.6       9.6
  Common stocks--Note 6  . . . .         2.3         2.3        1.4       1.4
  Mortgage loans on real
    estate--Note 6 . . . . . . .       273.9       285.8      212.1     219.4
  Policy loans--Note 1 . . . . .       106.8       106.8       80.8      80.8
  Cash and cash equivalents--Note
    1. . . . . . . . . . . . . .       143.2       143.2       31.9      31.9
Derivatives liabilities relating
 to:--Note 8
  Interest rate swaps  . . . . .          --         7.8         --       2.3
  Currency rate swaps  . . . . .          --         2.1         --      (8.2)
  Interest rate caps . . . . . .          --        (1.4)        --      (2.0)
Liabilities
  Commitments--Note 10 . . . . .          --       194.5         --      76.2

The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)

The Company relies on John Hancock, its parent company, for information processing services. John Hancock has developed a plan to modify or replace significant portions of its computer information and automated technologies so that its systems, including those relied upon by the Company, will function properly with respect to the dates in the year 2000 and thereafter. The Company, along with John Hancock, presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for the computer systems upon which the Company relies. However, if certain modifications and conversions are not made, or are not completed timely, the year 2000 issue could have an adverse impact on the operations of the Company.

John Hancock as early as 1994 had begun assessing, modifying and converting the software related to its significant systems and has initiated formal communications with significant business partners and customers to determine the extent to which interface systems are vulnerable to those third parties' failure to remediate their own year 2000 issues. While John Hancock is developing alternative third party processing arrangements as it deems appropriate, there is no guarantee that the systems of other companies on which John Hancock's systems rely will be converted timely or will not have an adverse effect on John Hancock's systems, including those upon which the Company relies.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

John Hancock expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors.
However, there can be no guarantee that this completion target will be achieved.

                       APPENDIX--OTHER POLICY PROVISIONS

SETTLEMENT PROVISIONS

  In place of a single payment, an amount of $1,000 or more payable under the Policy as a benefit or as the Surrender Value, if any, may be left with JHVLICO under the terms of a supplementary agreement. The agreement will be issued when the proceeds are applied through the election of any one of the options below.

  The following options are subject to the restrictions and limitations stated in the Policy.

     Option 1--Interest Income at the declared rate but not less than 3 1/2% a year on proceeds held on deposit.

     Option 2A--Income of a Specified Amount, with payments each year totaling at least 1/12th of the proceeds, until the proceeds, with interest credited at the declared rate but not less than 3 1/2% a year on unpaid balances, are fully paid.

     Option 2B--Income for a Fixed Period, with each payment as declared.

     Option 3--Life Income with Payments for a Guaranteed Period.

     Option 4--Life Income without Refund at the death of the Payee of any part of the proceeds applied. Only one payment is made if the Payee dies before the second payment is due.

     Option 5--Life Income with Cash Refund at the death of the Payee of the amount, if any, equal to the proceeds applied less the sum of all income payments made.

  No election of an option may provide for income payments of less than $50.

  Other options may be arranged with JHVLICO's approval including optional methods of settlement available from John Hancock.

  The tax treatment of the Policy proceeds may vary, depending on which settlement option is chosen and the timing of such choice. You should consult your tax adviser in this regard.

ADDITIONAL INSURANCE BENEFITS

  On payment of an additional premium or charge and subject to certain age and insurance underwriting requirements, certain additional provisions, such as an Accidental Death Benefit, which are subject to the restrictions and limitations set forth therein, may be included in a Policy by rider.

GENERAL PROVISIONS

  BENEFICIARY. The Beneficiary will be as shown in the application for the Policy, unless thereafter changed by the Owner in accordance with the terms of the Policy. In general, if the insured dies and there is no surviving Beneficiary, the Owner will be the Beneficiary, but if the insured was the Owner, the Owner's estate will be the Beneficiary.

  OWNER AND ASSIGNMENT. The Owner's interest in the Policy may be assigned without the consent of any revocable Beneficiary. JHVLICO will not be on notice of any assignment unless it is in writing and until a duplicate of the original assignment has been filed at JHVLICO's Servicing Office. JHVLICO assumes no responsibility for the validity or sufficiency of any assignment.

  MISSTATEMENT OF AGE OR SEX. If the age or sex of the insured has been misstated, JHVLICO will adjust the benefits payable to those which would have been purchased at the correct age or sex by the most recent insurance charge deducted from Account Value.

  SUICIDE. If the insured commits suicide within 2 years (except where state law requires a shorter period) from the date of issue shown in the Policy, the Policy will terminate and JHVLICO will pay in place of all other benefits an amount equal to the premium paid less any Indebtedness on the date of death and less any withdrawals. If the suicide is within 2 years (except where state law requires a shorter period) from the date of any Policy change that increases the death benefit, the death benefit will be limited as set forth in the Policy.

  AGE AND POLICY ANNIVERSARIES. For purpose of the Policy, an insured's "age" is his or her age on his or her nearest birthday. Policy months, Policy years and Policy anniversaries are calculated from the date of issue.

  AVIATION ACTIVITY EXCLUSION. If the insured dies in an aviation accident while a crew member on other than a commercial aircraft and the Policy provides at the request of the Owner for a limited benefit in such situation, JHVLICO will pay in place of all other benefits an amount equal to the greater of the premium paid or the Surrender Value, less any Indebtedness.

  INCONTESTABILITY. The Policy shall be incontestable, other than for nonpayment of premiums, after it has been in force during the lifetime of an insured for 2 years from its issue date. If, however, evidence of insurability is required with respect to any increase in death benefit, such increase shall be incontestable after the increase has been in force during the lifetime of the insured for 2 years from the increase date.

  DEFERRAL OF DETERMINATIONS AND PAYMENTS. Payment of any death, surrender, partial withdrawal or loan proceeds will ordinarily be made within seven days after receipt at JHVLICO's Servicing Office of all documents required for any such payment. Approximately two-thirds of the claims for death proceeds which are made within two years after the date of issue of the Policy will be investigated to determine whether the claim should be contested and payment of these claims will therefore be delayed.

  JHVLICO may defer any transaction requiring a determination of Account Value in any variable Subaccount for any period during which: (1) the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the Commission's rules and regulations, trading is restricted or an emergency is deemed to exist or (2) the Commission by order permits postponement of such actions for the protection of Owners.

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement and to any variations in Policy provisions required by the regulatory authorities of the state that has approved the Policy for issue.

                         APPENDIX--IMPACT OF YEAR 2000


  The advent of the Year 2000 presents a technological challenge to JHVLICO. In close cooperation with John Hancock Mutual Life Insurance Company, its ultimate parent, JHVLICO has developed a plan to modify or replace significant portions of JHVLICO's computer information and automated technologies so that its systems will function properly with respect to dates in the year 2000 and thereafter. The plan also involves coordination and testing with business partners to ensure that external factors do not adversely impact JHVLICO's systems. JHVLICO presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed on time, the year 2000 issue could have an adverse impact on the operations of JHVLICO.

  JHVLICO expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this estimate will be achieved, that these steps will be sufficient or that actual results may not differ materially from those anticipated.

                    APPENDIX--ILLUSTRATION OF DEATH BENEFITS,
                    SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit and Surrender Value of the Policy, disregarding any Policy loans. Each table separately illustrates the operation of a Policy for an identified issue age, Planned Premium schedule and Sum Insured and shows how the death benefit and Surrender Value may vary over an extended period of time assuming hypothetical rates of investment return equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on given annual Planned Premiums paid at the beginning of each Policy year and will assist in a comparison of the death benefit and Surrender Value figures set forth in the tables with those under other variable life insurance policies. Tables are provided for Options A and B. The death benefit and Surrender Value for a Policy would be different if premiums are paid in different amounts or at different times or if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but nevertheless fluctuate above or below the average for individual Policy years, or if the Policy were issued under circumstances in which no distinctions are made based on the gender of the insured.

  The amounts shown for the death benefit and Surrender Value are as of the end of each Policy year. The first three tables headed "Using Current Charges" assume that the current rates for insurance, sales, risk, and expense charges will apply in each year illustrated, including the planned reductions after the first 10 Policy years in cost of insurance charges and sales charges deducted from premiums. The three tables headed "Using Maximum Charges" assume that the maximum (guaranteed) insurance, sales, risk, and expense charges will be made in each year illustrated. The amounts shown in all tables reflect an average asset charge for the daily investment advisory expense charges to the Portfolios of the Fund (equivalent to an effective annual rate of .58%) and an assumed average asset charge for the annual nonadvisory operating expenses of each Portfolio of the Fund (equivalent to an effective annual rate of .18%). For a description of expenses charged to the Portfolios, including the reimbursement of any Portfolio for annual non-advisory operating expenses in excess of an effective annual rate of .25%, a continuing obligation of the Fund's investment adviser, see the attached Prospectus for the Fund. The charges for the daily investment management fee and the annual non-advisory operating expenses are based on the hypothetical assumption that Policy values are allocated equally among the nine variable Subaccounts. The actual Portfolio charges and expenses associated with any Policy will vary depending upon the actual allocation of Policy values among Subaccounts.

  The tables reflect that no charge is currently made to the Account for Federal income taxes. However, JHVLICO reserves the right to make such a charge in the future and any charge would require higher rates of investment return in order to produce the same Policy values. All of the tables do, however, reflect the imposition of a Federal DAC Tax charge and a premium tax charge.

  The tables assume that no Additional Sum Insured or optional rider benefits have been elected, that the application for the Policy has been fully underwritten and that the insured has qualified for JHVLICO's select underwriting class.

  The second column of each table shows the amount to which the total premiums paid to the end of a Policy year would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

  JHVLICO will furnish upon request a comparable illustration reflecting the proposed insured's age, sex, underwriting risk classification and the Sum Insured at issue and Planned Premium amount requested, and assuming annual Planned Premiums.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $2,000*
      USING CURRENT CHARGE

                                    Death Benefit                Surrender Value
                             ----------------------------  ----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums      gross annual return of       gross annual return of
Policy     accumulated at    ----------------------------  ----------------------------
 Year    5% annual interest     0%        6%       12%       0%        6%        12%
------   ------------------  --------  --------  --------  -------  --------  ---------
   1          $  2,100       $100,000  $100,000  $100,000  $   927  $  1,006   $  1,086
   2             4,305        100,000   100,000   100,000    2,225     2,449      2,685
   3             6,620        100,000   100,000   100,000    3,170     3,614      4,097
   4             9,051        100,000   100,000   100,000    4,242     4,980      5,815
   5            11,604        100,000   100,000   100,000    5,279     6,388      7,693
   6            14,284        100,000   100,000   100,000    6,673     8,244     10,165
   7            17,098        100,000   100,000   100,000    8,023    10,162     12,875
   8            20,053        100,000   100,000   100,000    9,330    12,143     15,848
   9            23,156        100,000   100,000   100,000   10,590    14,188     19,110
  10            26,414        100,000   100,000   100,000   11,826    16,332     22,739
  11            29,834        100,000   100,000   100,000   13,134    18,676     26,872
  12            33,426        100,000   100,000   100,000   14,391    21,105     31,432
  13            37,197        100,000   100,000   100,000   15,594    23,619     36,471
  14            41,157        100,000   100,000   100,000   16,739    26,223     42,045
  15            45,315        100,000   100,000   100,000   17,824    28,920     48,219
  16            49,681        100,000   100,000   100,000   18,843    31,715     55,069
  17            54,265        100,000   100,000   100,000   19,792    34,611     62,683
  18            59,078        100,000   100,000   100,000   20,665    37,614     71,163
  19            64,132        100,000   100,000   100,000   21,456    40,731     80,626
  20            69,439        100,000   100,000   109,370   22,158    43,969     91,141
  25           100,227        100,000   100,000   187,225   24,108    62,417    162,805
  30           139,522        100,000   100,000   295,764   22,342    86,550    281,680
  35           189,673        100,000   125,473   504,065   13,551   119,498    480,062

---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $2,000*
      USING MAXIMUM CHARGES

                                    Death Benefits              Surrender Value
                             ----------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums      gross annual return of       gross annual return of
Policy     accumulated at    ----------------------------  ---------------------------
 Year    5% annual interest     0%        6%       12%       0%       6%        12%
------   ------------------  --------  --------  --------  -------  -------  ---------
   1          $  2,100       $100,000  $100,000  $100,000  $   607  $   676   $    746
   2             4,305        100,000   100,000   100,000    1,569    1,754      1,947
   3             6,620        100,000   100,000   100,000    2,163    2,514      2,898
   4             9,051        100,000   100,000   100,000    2,868    3,437      4,086
   5            11,604        100,000   100,000   100,000    3,519    4,359      5,354
   6            14,284        100,000   100,000   100,000    4,511    5,683      7,129
   7            17,098        100,000   100,000   100,000    5,436    7,017      9,039
   8            20,053        100,000   100,000   100,000    6,292    8,354     11,096
   9            23,156        100,000   100,000   100,000    7,070    9,690     13,310
  10            26,414        100,000   100,000   100,000    7,765   11,016     15,693
  11            29,834        100,000   100,000   100,000    8,430   12,393     18,329
  12            33,426        100,000   100,000   100,000    9,002   13,754     21,179
  13            37,197        100,000   100,000   100,000    9,478   15,099     24,270
  14            41,157        100,000   100,000   100,000    9,852   16,423     27,630
  15            45,315        100,000   100,000   100,000   10,120   17,722     31,293
  16            49,681        100,000   100,000   100,000   10,269   18,985     35,294
  17            54,265        100,000   100,000   100,000   10,287   20,202     39,676
  18            59,078        100,000   100,000   100,000   10,156   21,357     44,485
  19            64,132        100,000   100,000   100,000    9,855   22,434     49,779
  20            69,439        100,000   100,000   100,000    9,364   23,413     55,629
  25           100,227        100,000   100,000   111,388    3,253   26,206     96,859
  30           139,522             **   100,000   172,801       **   22,121    164,572
  35           189,673             **        **   286,656       **       **    273,006

---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $2,000*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ----------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums      gross annual return of       gross annual return of
Policy     accumulated at    ----------------------------  ---------------------------
 Year    5% annual interest     0%        6%       12%       0%       6%        12%
------   ------------------  --------  --------  --------  -------  -------  ---------
   1          $  2,100       $100,925  $101,004  $101,084  $   925  $ 1,004   $  1,084
   2             4,305        102,059   102,282   102,517    2,219    2,442      2,677
   3             6,620        103,158   103,599   104,080    3,158    3,599      4,080
   4             9,051        104,220   104,953   105,783    4,220    4,953      5,783
   5            11,604        105,244   106,344   107,639    5,244    6,344      7,639
   6            14,284        106,620   108,176   110,077    6,620    8,176     10,077
   7            17,098        107,947   110,060   112,739    7,947   10,060     12,739
   8            20,053        109,223   111,996   115,646    9,223   11,996     15,646
   9            23,156        110,446   113,982   118,816   10,446   13,982     18,816
  10            26,414        111,634   116,048   122,321   11,634   16,048     22,321
  11            29,834        112,884   118,294   126,286   12,884   18,294     26,286
  12            33,426        114,070   120,597   130,625   14,070   20,597     30,625
  13            37,197        115,188   122,954   135,373   15,188   22,954     35,373
  14            41,157        116,232   125,361   140,565   16,232   25,361     40,565
  15            45,315        117,197   127,815   146,246   17,197   27,815     46,246
  16            49,681        118,076   130,310   152,458   18,076   30,310     52,458
  17            54,265        118,861   132,839   159,253   18,861   32,839     59,253
  18            59,078        119,544   135,396   166,683   19,544   35,396     66,683
  19            64,132        120,116   137,971   174,808   20,116   37,971     74,808
  20            69,439        120,566   140,553   183,692   20,566   40,553     83,692
  25           100,227        120,689   153,220   242,342   20,689   53,220    142,342
  30           139,522        115,980   163,859   334,512   15,980   63,859    234,512
  35           189,673        103,510   168,272   478,749    3,510   68,272    378,749

---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $2,000*
      USING MAXIMUM CHARGES

                                    Death Benefit               Surrender Value
                             ----------------------------  --------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums      gross annual return of      gross annual return of
Policy     accumulated at    ----------------------------  --------------------------
 Year    5% annual interest     0%        6%       12%       0%      6%         12%
------   ------------------  --------  --------  --------  ------  -------  ---------
   1          $  2,100       $100,602  $100,671  $100,740  $  602  $   671   $    740
   2             4,305        101,395   101,578   101,770   1,555    1,738      1,930
   3             6,620        102,135   102,482   102,861   2,135    2,482      2,861
   4             9,051        102,821   103,381   104,018   2,821    3,381      4,018
   5            11,604        103,448   104,270   105,243   3,448    4,270      5,243
   6            14,284        104,408   105,550   106,956   4,408    5,550      6,956
   7            17,098        105,293   106,824   108,780   5,293    6,824      8,780
   8            20,053        106,098   108,083   110,719   6,098    8,083     10,719
   9            23,156        106,814   109,319   112,775   6,814    9,319     12,775
  10            26,414        107,434   110,520   114,949   7,434   10,520     14,949
  11            29,834        108,011   111,740   117,313   8,011   11,740     17,313
  12            33,426        108,480   112,909   119,810   8,480   12,909     19,810
  13            37,197        108,839   114,022   122,451   8,839   14,022     22,451
  14            41,157        109,081   115,069   125,242   9,081   15,069     25,242
  15            45,315        109,201   116,037   128,190   9,201   16,037     28,190
  16            49,681        109,188   116,911   131,297   9,188   16,911     31,297
  17            54,265        109,029   117,671   134,563   9,029   17,671     34,563
  18            59,078        108,707   118,292   137,982   8,707   18,292     37,982
  19            64,132        108,201   118,745   141,548   8,201   18,745     41,548
  20            69,439        107,495   119,000   145,251   7,495   19,000     45,251
  25           100,227        100,431   116,321   165,617     431   16,321     65,617
  30           139,522             **   102,964   187,075      **    2,964     87,075
  35           189,673             **        **   202,240      **       **    102,240

---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $2,000*
      USING CURRENT CHARGES

                                    Death Benefit                Surrender Value
                             ----------------------------  ----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums      gross annual return of       gross annual return of
Policy     accumulated at    ----------------------------  ----------------------------
 Year    5% annual interest     0%        6%       12%       0%        6%        12%
------   ------------------  --------  --------  --------  -------  --------  ---------
   1          $  2,100       $100,000  $100,000  $100,000  $   927  $  1,006   $  1,086
   2             4,305        100,000   100,000   100,000    2,225     2,449      2,685
   3             6,620        100,000   100,000   100,000    3,170     3,614      4,097
   4             9,051        100,000   100,000   100,000    4,242     4,980      5,815
   5            11,604        100,000   100,000   100,000    5,279     6,388      7,693
   6            14,284        100,000   100,000   100,000    6,673     8,244     10,165
   7            17,098        100,000   100,000   100,000    8,023    10,162     12,875
   8            20,053        100,000   100,000   100,000    9,330    12,143     15,848
   9            23,156        100,000   100,000   100,000   10,590    14,188     19,110
  10            26,414        100,000   100,000   100,000   11,826    16,332     22,739
  11            29,834        100,000   100,000   100,000   13,134    18,676     26,872
  12            33,426        100,000   100,000   100,000   14,391    21,105     31,432
  13            37,197        100,000   100,000   100,000   15,594    23,619     36,471
  14            41,157        100,000   100,000   100,000   16,739    26,223     42,045
  15            45,315        100,000   100,000   100,000   17,824    28,920     48,219
  16            49,681        100,000   100,000   100,599   18,843    31,715     55,065
  17            54,265        100,000   100,000   111,537   19,792    34,611     62,598
  18            59,078        100,000   100,000   123,208   20,665    37,614     70,862
  19            64,132        100,000   100,000   135,682   21,456    40,731     79,926
  20            69,439        100,000   100,000   149,025   22,158    43,969     89,861
  25           100,227        100,000   100,000   231,722   24,108    62,417    155,727
  30           139,522        100,000   115,707   351,007   22,342    85,418    259,122
  35           189,673        100,000   140,871   526,471   13,551   112,158    419,165

---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $2,000*
      USING MAXIMUM CHARGES

                                    Death Benefit               Surrender Value
                             ----------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums      gross annual return of       gross annual return of
Policy     accumulated at    ----------------------------  ---------------------------
 Year    5% annual interest     0%        6%       12%       0%       6%        12%
------   ------------------  --------  --------  --------  -------  -------  ---------
   1          $  2,100       $100,000  $100,000  $100,000  $   607  $   676   $    746
   2             4,305        100,000   100,000   100,000    1,569    1,754      1,947
   3             6,620        100,000   100,000   100,000    2,163    2,514      2,898
   4             9,051        100,000   100,000   100,000    2,868    3,437      4,086
   5            11,604        100,000   100,000   100,000    3,519    4,359      5,354
   6            14,284        100,000   100,000   100,000    4,511    5,683      7,129
   7            17,098        100,000   100,000   100,000    5,436    7,017      9,039
   8            20,053        100,000   100,000   100,000    6,292    8,354     11,096
   9            23,156        100,000   100,000   100,000    7,070    9,690     13,310
  10            26,414        100,000   100,000   100,000    7,765   11,016     15,693
  11            29,834        100,000   100,000   100,000    8,430   12,393     18,329
  12            33,426        100,000   100,000   100,000    9,002   13,754     21,179
  13            37,197        100,000   100,000   100,000    9,478   15,099     24,270
  14            41,157        100,000   100,000   100,000    9,852   16,423     27,630
  15            45,315        100,000   100,000   100,000   10,120   17,722     31,293
  16            49,681        100,000   100,000   100,000   10,269   18,985     35,294
  17            54,265        100,000   100,000   100,000   10,287   20,202     39,676
  18            59,078        100,000   100,000   100,000   10,156   21,357     44,485
  19            64,132        100,000   100,000   100,000    9,855   22,434     49,779
  20            69,439        100,000   100,000   100,000    9,364   23,413     55,629
  25           100,227        100,000   100,000   139,194    3,253   26,206     93,545
  30           139,522             **   100,000   199,855       **   22,121    147,538
  35           189,673             **        **   278,936       **       **    222,083

---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                      [LOGO OF JOHN HANCOCK APPEARS HERE]



       POLICIES ISSUED BY JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                JOHN HANCOCK PLACE, BOSTON, MASSACHUSETTS 02117

S8151 5/98

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

      John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                    UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      Cross-Reference Table.

      The prospectus consisting of 75 pages.

      The undertaking regarding indemnification.

      The undertaking to file reports.

      The signatures.

      The following exhibits:

1.A. (1) JHVLICO Board Resolution establishing the separate account, included in the initial filing of this registration statement, filed January 25, 1996.

     (2)  Not Applicable.

     (3) (a) Form of Distribution and Servicing Agreement by and among John Hancock Distributors, Inc., John Hancock Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

          (b) Specimen Variable Contracts Selling Agreement between John Hancock Mutual Life Insurance Company and Selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

          (c) Schedule of sales commissions included in the text under the heading "Distribution of Policies" in the prospectus.

     (4)  Not Applicable

     (5) Form of flexible premium variable life insurance policy, included in Pre-Effective Amendment No.1 to this registration statement, filed July 25, 1996.

     (6) (a) JHVLICO Certificate of Incorporation, included in the initial filing of this registration statement, filed January 25, 1996.

          (b) JHVLICO By-laws, included in the initial filing of this registration statement, filed January 25, 1996.


     (7)  Not Applicable.

     (8)  Not Applicable.

     (9)  Not Applicable.

     (10) Forms of individual and master applications for Policy, included in Pre-Effective Amendment No.1 to this registration statement, filed July 25, 1996.

2.  Included as exhibit 1.A(5) above.

3. Opinion and consent of counsel as to securities being registered, included in Pre-Effective Amendment No.1 to this registration statement, filed July 27, 1997.

4.   Not Applicable

5.   Not Applicable

6. Opinion and consent of actuary, previously filed electronically on April 3, 1997.

7.   Consent of independent auditors.

8. Memorandum describing JHVLICO's issuance, transfer and redemption procedures for the flexible premium policy pursuant to Rule 6e-3(T)(b)(12)(iii), included in Pre-Effective Amendment No.1 to this registration statement, filed July 27, 1997.

9. Powers of attorney for Cleary, Tomlinson, D'Alessandro, Shaw, Luddy, Lee, Reitano, Van Leer and Paster, included in the initial filing of this registration statement, filed January 25, 1996. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company (File No. 33-62895) filed March 28, 1997.

10. Representations, Description and Undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940, included in the initial filing of this registration statement, filed January 25, 1996.

11. Exemptive Relief Relied Upon, included in the initial filing of this registration statement, filed January 25, 1996.

12.  Representation of Counsel pursuant to Rule 485(b).

27.  Financial Data Schedule.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 27th day of April, 1998.

                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                           By          /s/ HENRY D. SHAW
                                 ----------------------------
                                         Henry D. Shaw
                                           President



Attest:     /s/ SANDRA M. DADALT
        -----------------------------
             Sandra M. DaDalt
             Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.


      Signature          Title                             Date
      ---------          -----                             ----
/s/ Patrick F. Smith
-----------------------  Controller (Principal            April 27, 1998
Patrick F. Smith         Accounting Officer and Acting
                         Principal Financial Officer)

/s/ Henry D. Shaw
-----------------------  Vice Chairman of the Board
Henry D. Shaw            and President(Acting Principal   April 27, 1998
for himself and as       Executive Officer)
Attorney-In-Fact

FOR:  David D. D'Alessandro     Chairman of the Board
      Robert R. Reitano         Director
      Thomas J. Lee             Director
      Michele G. Van Leer       Director
      Barbara L. Luddy          Director
      Ronald J. Bocage          Director

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Variable Life Account S, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 27th day of April, 1998.


                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                                  (Registrant)

                 By John Hancock Mutual Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By    /s/ HENRY D. SHAW
                                    -------------------------
                                         Henry D. Shaw
                                           President



Attest:     /s/ SANDRA M. DADALT
       --------------------------------
             Sandra M. DaDalt
                 Counsel